UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08212

J.P. Morgan Series Trust II

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

ITEM 1. SCHEDULES OF INVESTMENTS.

J.P. Morgan Series Trust II

Schedule of Portfolio Investments as of September 30, 2006

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Bond Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 145.4%
	Asset Backed Securities — 17.2%
283,556	American Express Credit Account Master Trust, Series 2004-C, Class C, FRN, 5.83%, 02/15/12 (e) (m)	284,192
	AmeriCredit Automobile Receivables Trust,
156,620	Series 2003-DM, Class A4, 2.84%, 08/06/10 (m)	154,418
68,170	Series 2004-DF, Class A3, 2.98%, 07/06/09 (m)	67,558
200,000	BA Credit Card Trust, Series 2006-C4, Class C4, FRN, 5.56%, 11/15/11 (m)	199,850
	Capital One Auto Finance Trust,
114,236	Series 2003-B, Class A4, 3.18%, 09/15/10 (m)	112,671
300,000	Series 2004-A, Class A4, FRN, 5.43%, 03/15/11 (m)	300,093
280,091	Series 2004-B, Class A3, 2.96%, 04/15/09 (m)	279,032
500,000	Capital One Master Trust, Series 2001-8A, Class A, 4.60%, 08/17/09 (m)	499,912
	Capital One Multi-Asset Execution Trust,
880,000	Series 2003-A, FRN, 6.58%, 12/15/10 (e) (i) (m)	893,478
600,000	Series 2003-A4, Class A4, 3.65%, 07/15/11 (m)	584,572
500,000	Capital One Prime Auto Receivables Trust, Series 2005-1, Class A4, FRN, 5.35%, 04/15/11 (m)	500,005
214,408	Carmax Auto Owner Trust, Series 2003-2, Class A4, 3.07%, 10/15/10 (m)	211,815
	Citigroup Mortgage Loan Trust, Inc.,
154,434	Series 2003-HE3, Class A, FRN, 5.71%, 12/25/33 (m)	155,070
214,768	Series 2005-OPT1, Class A1B, FRN, 5.54%, 02/25/35 (m)	214,925
165,000	CNH Equipment Trust, Series 2005-B, Class A3, 4.27%, 01/15/10 (m)	162,879
	Countrywide Asset-Backed Certificates,
190,000	Series 2003-5, Class MF1, 5.41%, 01/25/34 (m)	188,520
23,842	Series 2004-1, Class 3A, FRN, 5.61%, 04/25/34 (m)	23,855
120,000	Series 2004-1, Class M1, FRN, 5.83%, 03/25/34 (m)	120,603
100,000	Series 2004-1, Class M2, FRN, 5.88%, 03/25/34 (m)	100,483
	Countrywide Home Equity Loan Trust,
188,576	Series 2004-I, Class A, FRN, 5.62%, 02/15/34 (m)	189,126
75,632	Series 2004-K, Class 2A, FRN, 5.63%, 02/15/34 (m)	75,782
	First Franklin Mortgage Loan Asset Backed Certificates,
77,365	Series 2005-B, Class 2A, FRN, 5.51%, 05/15/35 (m)	77,402
125,000	Series 2005-FF2, Class M3, FRN, 5.81%, 03/25/35 (m)	125,757
250,000	Series 2005-FF11, Class M1, FRN, 5.76%, 11/25/35 (m)	250,850
500,000	Ford Credit Auto Owner Trust, Series 2006-B, Class A2A, 5.42%, 07/15/09 (m)	500,593
260,000	GE Equipment Small Ticket LLC, Series 2005-1A, Class A3 4.38%, 07/22/09 (e) (m)	257,748
325,000	Gracechurch Card Funding plc (United Kingdom), Series 7A, FRN, 5.35%, 11/16/09 (m)	325,143
63,562	GSAMP Trust, Series 2004-OPT, Class A1, FRN, 5.67%, 11/25/34 (m)	63,691
750,000	Harley-Davidson Motorcycle Trust, Series 2006-2, Class A2, 5.35%, 03/15/13 (m)	755,597
210,000	Home Equity Asset Trust, Series 2005-8, Class M2, FRN, 5.78%, 02/25/36 (m)	211,083
750,000	Household Automotive Trust, Series 2006-1, Class A3, 5.43%, 06/17/11 (m)	754,577
74,616	Household Mortgage Loan Trust, Series 2004-HC1, Class A, FRN, 5.68%, 02/20/34 (m)	74,625
	Long Beach Mortgage Loan Trust,
300,000	Series 2003-4, Class M1, FRN, 6.01%, 08/25/33 (m)	301,041
13,850	Series 2004-1, Class A3, FRN, 5.63%, 02/25/34 (m)	13,853
190,000	Series 2004-1, Class M1, FRN, 5.83%, 02/25/34 (m)	190,466
125,000	Series 2004-1, Class M2, FRN, 5.88%, 02/25/34 (m)	125,316
250,000	Series 2004-3, Class M1, FRN, 5.90%, 07/25/34 (m)	252,165
	Mastr Asset Backed Securities Trust,
125,000	Series 2005-OPT1, Class M2, FRN, 5.75%, 03/25/35 (m)	125,172
105,766	Series 2005-NC1, Class A4, FRN, 5.56%, 12/25/34 (m)	105,828
275,000	MBNA Credit Card Master Note Trust, Series 2001-C2, Class C2, FRN, 6.48%, 12/15/10 (e) (m)	279,754
	New Century Home Equity Loan Trust,
115,000	Series 2005-1, Class A2B, FRN, 5.55%, 03/25/35 (m)	115,073
125,000	Series 2005-1, Class M1, FRN, 5.78%, 03/25/35 (m)	125,510
150,000	Series 2005-2, Class A2B, FRN, 5.51%, 06/25/35 (m)	150,083
550,000	Nissan Auto Receivables Owner Trust, Series 2006-C, Class A2, 5.52%, 01/15/09 (m)	551,281
	Option One Mortgage Loan Trust,
43,806	Series 2003-1, Class A2, FRN, 5.75%, 02/25/33 (m)	43,870
23,968	Series 2003-5 Class A2, FRN, 5.65%, 08/25/33 (m)	24,026
750,000	Series 2005-4, Class A3, FRN, 5.59%, 11/25/35 (m)	751,883
	Residential Asset Securities Corp.,
24,935	Series 2002-KS4, Class AIIB, FRN, 5.58%, 07/25/32	24,942

JPMorgan Bond Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

42,529	Series 2003-KS5, Class AIIB, FRN, 5.62%, 07/25/33	42,546
52,114	Series 2003-KS9, Class A2B, FRN, 5.65%, 11/25/33	52,195
125,000	Series 2005-AHL2, Class M2, FRN, 5.77%, 10/25/35 (m)	125,613
250,000	Series 2005-KS11, Class M2, FRN 5.75%, 12/25/35 (m)	250,667
250,000	SLM Student Loan Trust, Series 2003-11, Class A5, 2.99%, 12/15/22 (e)	247,843
250,000	Soundview Home Equity Loan Trust, Series 2005-OPT4, Class M1, FRN, 5.79%, 12/25/35	251,038
197,908	Triad Auto Receivables Owner Trust, Series 2003-B, Class A4, 3.20%, 12/13/10	194,422
259,907	Volkswagen Auto Loan Enhanced Trust, Series 2003-2, Class A4, 2.94%, 03/22/10	255,962
	Wachovia Asset Securitization, Inc.,
70,361	Series 2002-HE2, Class A, FRN, 5.76%, 12/25/32	70,458
123,958	Series 2003-HE2, Class AII1, FRN, 5.59%, 06/25/33	124,277
262,501	Series 2003-HE3, Class A, FRN, 5.58%, 11/25/33	263,161
500,000	Wachovia Mortgage Loan Trust LLC, Series WMC1, Class A2, FRN, 5.51%, 10/25/35	500,477
135,941	WFS Financial Owner Trust, Series 2003-4, Class A4, 3.15%, 05/20/11	133,996

	Total Asset Backed Securities (Cost $14,442,000)	14,408,823

	Collateralized Mortgage Obligations — 20.1%
	Agency CMO — 4.1%
	Federal Home Loan Mortgage Corp.,
487,660	Series 2751, Class AI, IO, 5.00%, 04/15/22 (m)	23,931
161,683	Series 2760, Class GI, IO, 4.50%, 02/15/11 (m)	3,030
833,609	Series 2779, Class SM, IF, IO, 1.82%, 10/15/18 (m)	48,975
397,437	Series 2781, Class PI, IO, 5.00%, 10/15/23 (m)	22,719
2,309,046	Series 2813, Class SB, IF, IO, 1.72%, 02/15/34 (m)	138,543
308,313	Series 2857, Class NI, IO, 5.00%, 04/15/17 (m)	6,335
2,300,341	Series 2861, Class GS, IF, IO, 1.87%, 01/15/21 (m)	67,573
	Federal National Mortgage Association,
766,801	Series 2004-61, Class TS, IF, IO, 1.77%, 10/25/31 (m)	33,068
659,552	Series 2004-87, Class JI, IO, 5.00%, 11/25/30 (m)	72,086
430,739	Series 2006-43, Class G, 6.50%, 09/25/33 (m)	435,719
395,162	Series 2006-59, Class DA, 6.50%, 12/25/33 (m)	402,152
918,886	Series 2006-59, Class DC, 6.50%, 12/25/33 (m)	935,295
408,406	Series 2006-63, Class AB, 6.50%, 10/25/33 (m)	414,484
398,796	Series 2006-63, Class AE, 6.50%, 10/25/33 (m)	404,731
362,323	Series 2006-78, Class BC, 6.50%, 01/25/34 (m)	368,424
	Government National Mortgage Association,
252,958	Series 2004-39, Class IM, IO, 5.50%, 01/20/27 (m)	9,460
472,544	Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	29,639
136,220	Series 2004-46, Class IH, IO, 5.50%, 04/20/25 (m)	3,472

		3,419,636

	Non-Agency CMO — 16.0%
	Adjustable Rate Mortgage Trust,
110,189	Series 2004-1, Class 9A2, FRN, 5.73%, 01/25/35 (m)	110,424
62,281	Series 2005-4, Class 7A2, FRN, 5.56%, 08/25/35 (m)	62,526
227,807	Series 2005-5, Class 6A21, FRN, 5.56%, 09/25/35 (m)	227,812
142,799	Series 2005-6A, Class 2A1, FRN, 5.64%, 11/25/35 (m)	143,202
409,072	Series 2005-7, Class 7A21, FRN, 5.58%, 10/25/35 (m)	409,206
	Countrywide Alternative Loan Trust,
685,267	Series 2004-28CB, Class 3A1, 6.00%, 01/25/35 (m)	683,554
488,521	Series 2006-12CB, Class A6, 6.00%, 05/25/36 (m)	487,287
578,376	Series 2006-23CB, Class 2A1, 6.50%, 08/25/36 (m)	582,522
500,000	Series 2006-31CB, Class A15, 6.00%, 11/25/36 (m)	496,484
844,273	Series 2006-J5, Class 1A1, 6.50%, 09/25/36 (m)	853,564
1,053,355	Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-22, Class A20, 6.25%, 10/25/32 (m)	1,049,591
195,916	CS First Boston Mortgage Securities Corp., Series 2004-5, Class 1A8, 6.00%, 09/25/34 (m)	196,021
72,761	Granite Mortgages plc (United Kingdom), Series 2004-3, Class 1A3, FRN, 5.49%, 09/20/44 (m)	72,764
157,734	Greenpoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, FRN, 5.64%, 10/25/45 (m)	158,410
565,360	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, FRN, 5.68%, 01/25/35 (e) (m)	567,612
	Harborview Mortgage Loan Trust,
690,449	Series 2005-3, Class 2A1A, FRN, 5.57%, 06/19/35 (m)	692,165
258,040	Series 2005-9, Class 2A1A, FRN, 5.67%, 06/20/35 (m)	258,949
	Indymac Index Mortgage Loan Trust,
250,096	Series 2004-AR7, Class A1, FRN, 5.77%, 09/25/34 (m)	252,286
804,402	Series 2005-AR14, Class 2A1A, FRN, 5.63%, 08/25/35 (m)	807,808
126,443	Medallion Trust (Australia), Series 2004-1G, Class A1, FRN, 5.53%, 05/25/35 (m)	126,642
	RESI Finance LP (Cayman Islands),
516,366	Series 2003-C, Class B3, FRN, 6.73%, 09/10/35 (e) (m)	525,363
95,623	Series 2003-C, Class B4, FRN, 6.93%, 09/10/35 (e) (m)	98,863
493,483	Series 2003-D, Class B3, FRN, 6.63%, 12/10/35 (e) (m)	495,078
161,331	Series 2003-D, Class B4, FRN, 6.83%, 12/10/35 (e) (m)	161,847

JPMorgan Bond Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

239,688	Series 2005-A, Class B3, FRN, 5.91%, 03/10/37 (e) (m)	241,485
97,832	Series 2005-A, Class B4, FRN, 6.01%, 03/10/37 (e) (m)	98,657
	Residential Accredit Loans, Inc.,
379,976	Series 2006-QS6, Class 1A2, 6.00%, 06/25/36 (m)	379,026
672,175	Series 2006-QS11, Class 1A1, 6.50%, 08/25/36 (m)	676,797
397,895	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 05/25/36 (m)	397,236
30,145	SACO I, Inc., Series 1997-2, Class 1A5, 7.00%, 08/25/36 (e) (i) (m)	29,844
314,359	Structured Asset Mortgage Investments, Inc., Series 2005-AR2, Class 2A1, FRN, 5.56%, 05/25/45	315,217
334,678	Thornburg Mortgage Securities Trust, Series 2006-2, Class A2A, FRN, 5.44%, 04/25/36	334,678
382,244	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 2CB1, 6.00%, 07/25/36	381,257
	Washington Mutual, Inc.,
155,845	Series 2005-AR2, Class 2A21, FRN, 5.66%, 01/25/45	156,348
419,293	Series 2005-AR9, Class A1A, FRN, 5.65%, 07/25/45	420,392
445,008	Series 2005-AR15, Class A1A1, FRN, 5.59%, 11/25/45	446,515

		13,397,432

	Total Collateralized Mortgage Obligations (Cost $16,998,677)	16,817,068

	Commercial Mortgage Backed Securities — 5.8%
250,000	Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4, 4.67%, 06/11/41 (m)	238,840
275,000	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3, VAR, 5.72%, 03/15/49 (m)	283,581
199,512	CR Commercial Mortgage, Series 2000-ZC2, Class A4A, 6.70%, 08/10/14 (e) (m)	202,617
415,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C3, Class A3, VAR, 5.83%, 06/15/38 (m)	431,395
500,000	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, VAR, 5.24%, 11/10/45 (m)	495,865
250,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.75%, 07/10/39 (m)	240,284
7,925	LB Commercial Conduit Mortgage Trust, Series 1999-C2, Class A1, 7.11%, 10/15/32 (m)	7,959
	LB-UBS Commercial Mortgage Trust,
575,000	Series 2005-C1, Class A4, 4.74%, 02/15/30 (m)	553,019
195,000	Series 2006-C4, Class A4, VAR, 6.10%, 06/15/38 (m)	204,021
250,000	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-LLFA, Class A2, FRN, 5.45%, 09/15/21(e) (m)	250,000
125,000	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.66%, 05/12/39 (m)	128,567
	Morgan Stanley Capital I,
815,000	Series 2005-IQ9, Class A5, 4.70%, 07/15/56 (m)	781,118
750,000	Series 2006-IQ11, Class A2, VAR, 5.69%, 10/15/42 (m)	764,484
270,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3, VAR, 6.01%, 06/15/45	282,844

	Total Collateralized Mortgage Obligations (Cost $4,896,387)	4,864,594

	Corporate Bonds — 33.7%
	Aerospace & Defense — 0.1%
50,000	L-3 Communications Corp., 5.88%, 01/15/15 (m)	47,500

	Auto Components — 0.1%
44,000	TRW Automotive, Inc., 9.38%, 02/15/13	46,860

	Automobiles — 1.2%
	DaimlerChrysler NA Holding Corp.,
350,000	Series E, FRN, 6.02%, 10/31/08 (m)	351,371
625,000	5.88%, 03/15/11 (m)	625,821

		977,192

	Capital Markets — 2.6%
50,000	Arch Western Finance LLC, 6.75%, 07/01/13 (m)	48,000
165,000	Bear Stearns Cos., Inc. (The), FRN, 5.64%, 04/29/08 (m)	165,430
220,000	Credit Suisse USA, Inc., FRN, 5.50%, 06/02/08 (m)	220,358
265,000	Goldman Sachs Group, Inc., 6.45%, 05/01/36 (m)	270,430
	Kaupthing Bank HF (Iceland),
355,000	5.75%, 10/04/11 (e)	352,526
100,000	7.13%, 05/19/16 (e) (m)	105,118
	Merrill Lynch & Co., Inc.,
225,000	6.22%, 09/15/26 (m)	228,880
350,000	Series C, FRN, 5.61%, 10/19/07 (m)	350,612
	Morgan Stanley,
375,000	5.38%, 10/15/15 (m)	370,278
100,000	FRN, 5.56%, 11/09/07 (m)	100,168

		2,211,800

JPMorgan Bond Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

	Chemicals — 0.1%
65,000	Huntsman LLC, 11.50%, 07/15/12 (m)	73,938
25,000	Nalco Co., 7.75%, 11/15/11 (m)	25,500
35,000	PolyOne Corp., 10.63%, 05/15/10 (m)	37,625

		137,063

	Commercial Banks — 4.1%
380,000	Barclays Bank plc (United Kingdom), VAR, 5.93%, 12/31/49 (e) (m)	379,920
235,000	Commonwealth Bank of Australia (Australia), VAR, 6.02%, 12/31/49 (e) (m)	234,838
225,000	Deutsche Bank Capital Funding Trust VII, VAR, 5.63%, 12/31/49 (e) (m)	219,373
350,000	Glitnir Banki HF (Iceland), FRN, 5.67%, 10/15/08 (e) (m)	348,119
300,000	HBOS plc (United Kingdom), VAR, 5.92%, 12/31/49 (e) (m)	290,225
165,000	Industrial Bank of Korea (South Korea), VAR, 4.00%, 05/19/14 (e) (m)	158,168
200,000	KeyCorp, Series G, FRN, 5.71%, 07/23/07 (m)	200,409
175,000	Landsbanki Islands HF (Iceland), 6.10%, 08/25/11 (e) (m)	176,832
125,000	Shinsei Finance II (Cayman Islands), VAR, 7.16%, 12/31/49 (e)	124,466
155,000	Standard Chartered First Bank Korea Ltd. (South Korea), VAR, 7.27%, 03/03/34 (e) (m)	166,766
290,000	Suntrust Bank, 2.50%, 11/01/06 (m)	289,296
	VTB Capital SA for Vneshtorgbank (Luxembourg),
100,000	FRN, 6.14%, 09/21/07(m)	100,340
240,000	FRN, 6.14%, 09/21/07 (e) (m)	240,360
340,000	UBS Luxembourg S.A. for Sberbank (Luxembourg), FRN, 7.24%, 10/24/06 (m)	340,669
150,000	Woori Bank (South Korea), VAR, 5.75%, 03/13/14 (e)	150,538

		3,420,319

	Commercial Services & Supplies — 0.1%
	ACCO Brands Corp.,
60,000	7.63%, 08/15/15 (m)	58,050
20,000	Corrections Corp. of America, 6.25%, 03/15/13 (m)	19,600

		77,650

	Communications Equipment — 0.5%
415,000	Cisco Systems, Inc., 5.25%, 02/22/11 (m)	416,747

	Computers & Peripherals — 0.2%
150,000	Hewlett-Packard Co., FRN, 5.52%, 05/22/09 (m)	150,163

	Consumer Finance — 2.8%
	American General Finance Corp.,
340,000	Series H, 3.00%, 11/15/06 (m)	339,050
170,000	Series H, 4.50%, 11/15/07 (m)	168,665
335,000	Capital One Financial Corp., 8.75%, 02/01/07 (m)	338,425
	Ford Motor Credit Co.,
55,000	7.25%, 10/25/11 (m)	51,869
175,000	FRN, 6.34%, 03/21/07 (m)	174,570
30,000	FRN, 7.08%, 01/15/10 (m)	28,290
90,000	GMAC LLC, 6.88%, 08/28/12 (m)	89,082
	HSBC Finance Corp.,
500,000	FRN, 5.52%, 09/15/08 (m)	501,239
300,000	FRN, 5.58%, 05/09/08 (m)	300,695
	International Lease Finance Corp.,
175,000	4.88%, 09/01/10 (m)	172,906
200,000	FRN, 5.62%, 05/24/10 (m)	200,400

		2,365,191

	Containers & Packaging — 0.1%
70,000	Owens-Brockway Glass Container, Inc., 8.25%, 05/15/13 (m)	71,750

	Diversified Consumer Services — 0.1%
60,000	Service Corp. International, 7.38%, 10/01/14 (e)	60,375

	Diversified Financial Services — 4.7%
	Caterpillar Financial Services Corp.,
250,000	FRN, 5.45%, 08/11/09 (m)	249,897
305,000	Series F, FRN, 5.47%, 02/26/07 (m)	305,275
375,000	CIT Group, Inc., FRN, 5.56%, 08/15/08 (m)	375,702
164,000	Eli Lilly Services, Inc. (British Virgin Islands), FRN, 5.44%, 09/12/08 (e) (m)	164,227

JPMorgan Bond Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

100,000	General Electric Capital Corp., FRN, 5.44%, 05/19/08 (m)	100,118
500,000	K2 Corp., 5.43%, 02/15/09 (e) (i) (m)	500,000
254,000	Mizuho Capital Investment 1 Ltd. (Cayman Islands), VAR, 6.69%, 12/31/49 (e) (m)	256,188
195,000	Mizuho JGB Investment LLC, VAR, 9.87%, 12/31/49 (e) (m)	208,853
205,000	Mizuho Preferred Capital Co. LLC, VAR, 8.79%, 12/31/49 (e) (m)	215,945
295,000	MUFG Capital Finance 1 Ltd. (Cayman Islands), VAR, 6.35%, 12/31/49	297,393
	Pricoa Global Funding I,
345,000	3.90%, 12/15/08 (e) (m)	335,101
400,000	FRN, 5.57%, 12/22/06 (e) (m)	400,243
325,000	Resona Preferred Global Securities Cayman Ltd. (Caymand Islands), VAR, 7.19%, 12/31/49 (e)	336,375
100,000	TRAINS, Series HY-1-2006, 7.55%, 05/01/16 (e)	100,045
115,000	Visant Corp., 7.63%, 10/01/12 (m)	115,575

		3,960,937

	Diversified Telecommunication Services — 2.2%
215,000	AT&T, Inc., 6.80%, 05/15/36 (m)	225,865
30,000	Consolidated Communications Illionois/Texas Holdings, Inc., 9.75%, 04/01/12 (m)	31,650
	Embarq Corp.,
170,000	7.08%, 06/01/16 (m)	173,417
75,000	8.00%, 06/01/36 (m)	79,418
40,000	Qwest Communications International, Inc., FRN, 8.91%, 02/15/09 (m)	40,750
20,000	Qwest Corp., 8.87%, 03/15/12 (m)	21,825
	Sprint Capital Corp.,
220,000	6.00%, 01/15/07 (m)	220,236
110,000	8.75%, 03/15/32	134,145
140,000	Telecom Italia Capital S.A. (Luxembourg), 7.20%, 07/18/36	143,891
475,000	Telefonica Emisones SAU (Spain), FRN, 5.69%, 06/19/09	475,291
100,000	Verizon Communications, Inc., 5.35%, 02/15/11	100,267
220,000	Verizon Global Funding Corp., 5.85%, 09/15/35	207,275

		1,854,030

	Electric Utilities — 0.8%
110,000	Appalachian Power Co., Series L, 5.80%, 10/01/35 (m)	103,886
65,000	FPL Group Capital, Inc., VAR, 6.35%, 10/01/66 (m)	65,800
210,000	Nisource Finance Corp., 5.45%, 09/15/20 (m)	195,429
85,000	Ohio Power Co., Series K, 6.00%, 06/01/16 (m)	87,292
155,000	Pacificorp, 4.30%, 09/15/08 (m)	152,677
110,000	Puget Sound Energy, Inc., 6.27%, 03/15/37 (m)	111,923

		717,007

	Gas Utilities — 0.2%
165,000	Duke Capital LLC, 6.75%, 02/15/32 (m)	174,893
30,000	Sonat, Inc., 7.63%, 07/15/11	30,750

		205,643

	Health Care Equipment & Supplies — 0.1%
50,000	Fresenius Medical Care Capital Trust II, 7.88%, 02/01/08 (m)	51,000

	Health Care Providers & Services — 0.1%
	HCA, Inc.,
50,000	6.50%, 02/15/16 (m)	40,000
30,000	6.95%, 05/01/12 (m)	26,288

		66,288

	Hotels, Restaurants & Leisure — 0.2%
10,000	Sheraton Holding Corp., 7.38%, 11/15/15 (m)	10,125
70,000	MGM Mirage, Inc., 5.88%, 02/27/14 (m)	64,838
65,000	Vail Resorts, Inc., 6.75%, 02/15/14	63,538

		138,501

JPMorgan Bond Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

	Household Durables — 0.3%
60,000	Beazer Homes USA, Inc., 6.88%, 07/15/15 (m)	54,300
	DR Horton, Inc.,
35,000	5.63%, 09/15/14 (m)	32,998
35,000	8.50%, 04/15/12 (m)	36,677
25,000	Jarden Corp., 9.75%, 05/01/12 (m)	26,375
65,000	Sealy Mattress Co., 8.25%, 06/15/14	66,300

		216,650

	Industrial Conglomerates — 0.3%
	Hutchison Whampoa International Ltd. (Cayman Islands),
120,000	6.25%, 01/24/14 (e) (m)	124,010
140,000	7.45%, 11/24/33 (e) (m)	158,678

		282,688

	Insurance — 1.9%
100,000	Lincoln National Corp., VAR, 7.00%, 05/17/66 (m)	104,741
1,000,000	Monumental Global Funding II, FRN, 5.42%, 09/13/07 (e) (m)	1,000,500
130,000	Protective Life Secured Trusts, FRN, 5.58%, 01/14/08 (m)	130,228
220,000	Reinsurance Group of America, Inc., VAR, 6.75%, 12/15/65 (m)	214,068
200,000	Stingray Pass-Through Trust (Cayman Islands), 5.90%, 01/12/15 (e)	184,000

		1,633,537

	IT Services — 0.1%
	Iron Mountain, Inc.,
40,000	6.63%, 01/01/16 (m)	37,600
15,000	7.75%, 01/15/15 (m)	15,000

		52,600

	Media — 2.1%
55,000	Charter Communications Operating LLC, 8.00%, 04/30/12 (e) (m)	55,413
	Comcast Corp.,
15,000	4.95%, 06/15/16 (m)	13,986
30,000	5.90%, 03/15/16 (m)	30,014
375,000	FRN, 5.80%, 07/14/09 (m)	375,637
100,000	Dex Media, Inc., SUB, 0.00%, 11/15/13 (m)	84,250
55,000	DirecTV Holdings LLC, 6.38%, 06/15/15 (m)	51,700
80,000	Echostar DBS Corp., 7.13%, 02/01/16 (e) (m)	77,300
125,000	News America, Inc., 6.20%, 12/15/34 (m)	119,391
120,000	TCI Communications, Inc., 7.88%, 02/15/26	135,155
	Viacom, Inc.,
390,000	6.25%, 04/30/16 (e)	386,578
400,000	FRN, 5.74%, 06/16/09 (e)	400,251
15,000	WMG Holdings Corp., SUB, 0.00%, 12/15/14	11,175

		1,740,850

	Metals & Mining — 0.1%
115,000	Newmont Mining Corp., 5.88%, 04/01/35 (m)	107,916

	Multi-Utilities — 1.6%
	Dominion Resources, Inc.,
110,000	Series C, 5.15%, 07/15/15 (m)	105,687
250,000	Series D, FRN, 5.66%, 09/28/07 (m)	250,068
280,000	Series E, 7.20%, 09/15/14 (m)	304,894
125,000	VAR, 6.30%, 09/30/66 (m)	124,865
190,000	Midamerican Energy Holdings Co., 6.13%, 04/01/36 (e) (m)	192,053
250,000	Public Service Enterprise Group, Inc., FRN, 5.77%, 09/21/08 (m)	249,997
80,000	Xcel Energy, Inc., 6.50%, 07/01/36	84,403

		1,311,967

	Oil, Gas & Consumable Fuels — 1.9%
170,000	Anadarko Petroleum Corp., 5.95%, 09/15/16 (m)	172,031
40,000	Chesapeake Energy Corp., 6.50%, 08/15/17 (m)	37,500
150,239	Gazstream S.A. for OAO Gazprom (Luxembourg), 5.63%, 07/22/13 (e)	149,300
	Enterprise Products Operating LP,
175,000	Series B, 5.00%, 03/01/15 (m)	164,116
65,000	Series B, 6.65%, 10/15/34 (m)	65,080
225,000	Gazprom International S.A. (Luxembourg), 7.20%, 02/01/20	235,980

JPMorgan Bond Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

280,000	Ras Laffan Liquefied Natural Gas Co, Ltd. III, 5.83%, 09/30/16 (e) (m)	281,775
150,000	Salomon Brothers AG for OAO Gazprom (Germany), 9.13%, 04/25/07	152,895
	Pemex Project Funding Master Trust,
150,000	FRN, 6.69%, 06/15/10 (e) (m)	153,300
150,000	FRN, 6.69%, 06/15/10	153,300

		1,565,277

	Paper & Forest Products — 0.1%
50,000	Georgia-Pacific Corp., 7.70%, 06/15/15 (m)	49,750

	Pharmaceuticals — 0.1%
115,000	Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36	110,674

	Real Estate Investment Trusts (REITs) — 0.9%
535,000	iStar Financial, Inc., 5.95%, 10/15/13 (e) (m)	537,703
230,000	WEA Finance LLC (Australia), 5.70%, 10/01/16 (e)	229,216

		766,919

	Road & Rail — 0.1%
80,000	BNSF Funding Trust I, VAR, 6.61%, 12/15/55 (m)	80,407

	Software — 0.4%
335,000	Oracle Corp. and Ozark Holding, Inc., FRN, 5.73%, 01/13/09 (m)	335,420
45,000	UGS Corp., 10.00%, 06/01/12	48,600

		384,020

	Thrifts & Mortgage Finance — 3.4%
400,000	Bancaja U.S. Debt SAU (Spain), FRN, 5.66%, 07/10/09 (e) (m)	400,085
250,000	Countrywide Financial Corp., FRN, 5.61%, 03/24/09 (m)	250,266
250,000	Northern Rock plc (United Kingdom), FRN, 5.61%, 10/19/07 (e) (m)	250,434
	Residential Capital Corp.,
320,000	6.13%, 11/21/08	321,252
425,000	6.38%, 06/30/10	430,006
300,000	FRN, 6.69%, 11/21/08	303,288
475,000	FRN, 7.34%, 04/17/09 (e)	477,138
250,000	Sovereign Bancorp, Inc., FRN, 5.68%, 03/01/09 (e)	250,506
180,000	Washington Mutual, Inc., FRN, 5.54%, 08/24/09	180,007

		2,862,982

	Wireless Telecommunication Services — 0.1%
50,000	Rogers Wireless, Inc. (Canada), 6.38%, 03/01/14	49,813

	Total Corporate Bonds (Cost $28,143,516)	28,192,066

	Mortgage Pass-Through Securities — 53.0%
	Federal Home Loan Mortgage Corp. Gold Pools,
87,359	6.00%, 02/01/35 (m)	87,839
9,845,000	TBA, 6.00%, 11/15/36	9,888,072
	Federal National Mortgage Association Various Pools,
1,450,000	TBA, 4.50%, 10/25/21	1,398,798
6,275,000	TBA, 5.00%, 11/25/36 - 12/25/36	6,026,371
5,214,000	TBA, 5.50%, 10/25/21 - 11/25/36	5,179,541
400,000	TBA, 6.00%, 10/25/21	406,000
13,150,000	TBA, 6.50%, 11/25/36	13,380,125
4,740,555	7.00%, 09/01/31 - 08/01/36 (m)	4,870,438
	Government National Mortgage Association Various Pools,
2,260,000	TBA, 6.00%, 10/15/36	2,286,838
750,000	TBA, 6.50%, 10/15/35	768,984

	Total Mortgage Pass-Through Securities (Cost $44,244,033)	44,293,006

	U.S. Government Agency Securities — 0.9%
615,000	Federal National Mortgage Association, 7.13%, 01/15/30 (m) (Cost $654,326)	777,912

	U.S. Treasury Obligations — 10.1%
	U.S. Treasury Bonds,
370,000	4.50%, 02/15/36 (m)	354,535
60,000	5.38%, 02/15/31 (m)	64,805
134,000	6.13%, 11/15/27 (m)	156,728
410,000	6.25%, 05/15/30 (m)	492,737
150,000	6.75%, 08/15/26 (m)	186,211
360,000	7.25%, 08/15/22 (k) (m)	455,653

JPMorgan Bond Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

10,657	U.S. Treasury Inflation Indexed Bonds, 1.63%, 01/15/15	10,137
	U.S. Treasury Notes,
210,000	3.50%, 11/15/09 (m)	203,298
70,000	3.50%, 02/15/10 (m)	67,596
360,000	3.88%, 05/15/10 (m)	351,520
375,000	4.00%, 04/15/10 (m)	367,778
240,000	4.00%, 02/15/15 (m)	229,734
105,000	4.13%, 05/15/15 (m)	101,329
75,000	4.25%, 10/15/10 (m)	74,068
920,000	4.50%, 02/28/11 (m)	916,550
380,000	4.75%, 03/31/11 (m)	382,331
2,570,000	4.88%, 05/15/09 (m)	2,584,857
120,000	4.88%, 02/15/12 (m)	121,673
650,000	5.13%, 06/30/08 (m)	654,164
640,000	5.13%, 05/15/16 (m)	663,900

	Total U.S. Treasury Obligations (Cost $8,352,936)	8,439,604

	Foreign Government Securities — 3.5%
200,000	Bolivarian Republic of Venezuela (Venezuela), 9.38%, 01/13/34	247,000
200,000	Brazilian Government International Bond (Brazil), 12.25%, 03/06/30	322,000
245,000	Bundesrepublik Deutschland (Germany), 4.75%, 07/04/34	353,877
500,000	Government of Argentina (Argentina), FRN, 5.59%, 08/03/12	349,500
	Peru Government International Bond (Peru),
170,000	7.35%, 07/21/25	181,220
230,000	Russian Federation (Russia), 12.75%, 06/24/28	412,850
	United Mexican States (Mexico),
400,000	FRN, 6.20%, 01/13/09	404,200
245,000	Series A, 8.00%, 09/24/22	293,020
	Venezuela Government International Bond (Venezuela),
239,000	5.75%, 02/26/16	218,685
25,000	7.00%, 12/01/18	24,875
48,000	13.63%, 08/15/18	71,280

	Total Foreign Government Securities (Cost $2,779,777)	2,878,507

	Total Long-Term Investments (Cost $120,511,652)	120,671,580

Notional Amount ($)

	Options Purchased — 1.1%
	Call Options Purchased — 0.6%
	Receiver Swaption on Interest Rate:
1,250,000	Expiring 12/14/15. If exercised the Fund receives 5.38% and pays floating 3 month LIBOR expiring 12/17/35, European Style.	79,881
370,000	Expiring 01/20/16. If exercised the Fund receives 5.16% and pays floating 3 month LIBOR expiring 01/22/36, European Style.	20,839
	Receiver/Payer Staddle on Interest Rate:
1,430,000	Expiring 10/23/06. If exercised the Fund receives 5.17% and pays floating 3 month LIBOR, expiring 10/25/16, European Style	14,514
1,950,000	Expiring 10/25/06. If exercised the Fund receives 5.64% and pays floating 3 month LIBOR, expiring 10/27/16, European Style	70,818
1,430,000	Expiring 10/25/06. If exercised the Fund receives 5.08% and pays floating 3 month LIBOR, expiring 10/27/16, European Style	17,403
3,778,000	Expiring 08/04/08. If exercised the Fund receives 5.49% and pays floating 3 month LIBOR, expiring 08/06/13, European Style	151,284
1,935,000	Expiring 09/22/09. If exercised the Fund receives 5.30% and pays floating 3 month LIBOR, expiring 09/24/19, European Style	153,490
1,960,000	Expiring 11/06/06. Call option on U.S. Treasury Note, 4.88%, 08/15/16 @ $100.57, European Style	29,383

	Total Call Options Purchased	537,612

Contracts

	Put Options Purchased — 0.5%
20	Put Option on 30 Day Fed Fund Expiring 12/29/06, @ $94.75, American Style	833
21	Put Option on 90 Day Eurodollar Expiring 12/18/06, @ $94.63, American Style	1,313

		2,146

Notional Amount ($)

	Payer Swaption on Interest Rate:
5,005,000	Expiring 05/19/08. If exercised the Fund pays 5.76% and receives floating 3 month LIBOR expiring 05/21/38 European Style	140,313
175,000	Expiring 05/19/08. If exercised the Fund pays 5.76% and receives floating 3 month LIBOR expiring 05/21/38 European Style	79,254
1,250,000	Expiring 12/14/15. If exercised the Fund pays 5.38% and receives floating 3 month LIBOR expiring 12/17/35 European Style	84,506

JPMorgan Bond Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Principal Amount ($)	Security Description	Value ($)

370,000	Expiring 01/20/16. If exercised the Fund pays 5.16% and receives floating 3 month LIBOR expiring 01/22/36 European Style	28,301

		332,374

	Total Put Options Purchased	334,520

	Total Options Purchased (Cost $1,066,677)	872,132

Shares

	Short-Term Investment — 2.4%
	Investment Company — 2.4%
2,012,950	JPMorgan Prime Money Market Fund (b) (m) (Cost $2,012,950)	2,012,950

	Total Investments — 147.8% (Cost $123,591,279)	123,556,662
	Liabilities in Excess of Other Assets — (47.8)%	(39,973,392)

	Net Assets — 100.0%	$83,583,270

Percentages indicated are based on net assets.

JPMorgan Bond Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/06 (USD)	UNREALIZED APPRECIATION (DEPRECIATION) (USD)

	Long Futures Outstanding
9	U.K. Long Gilt	December, 2006	$1,854,301	$5,846
2	U.S. Treasury Bond	December, 2006	224,813	3,276
43	U.S. 5 Year Treasury Note	December, 2006	4,537,172	(3,089)
14	U.S. 10 Year Treasury Note	December, 2006	1,512,875	4,523
	Short Futures Outstanding
(23)	Euro-Bobl	December, 2006	(3,206,708)	235
(10)	Euro-Bund	December, 2006	(1,497,567)	(8,809)
(29)	Euro-Schatz	December, 2006	(3,824,807)	(3,311)
(2)	U.S. 2 Year Treasury Note	December, 2006	(409,000)	(1,350)

				$(2,679)

JPMorgan Bond Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Short Positions

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE (USD)

(1,505,000)	FHLMC, TBA, 5.50%, 11/25/36	$(1,482,895)
(1,385,000)	FNMA, TBA, 6.00%, 11/25/36	(1,390,622)

	(Proceeds received $2,868,057)	$(2,873,517)

JPMorgan Bond Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE (USD)	VALUE AT 09/30/06 (USD)	NET UNREALIZED APPRECIATION (DEPRECIATION) (USD)

10,000	EUR	10/31/2006	$12,711	$12,701	$(10)

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE (USD)	VALUE AT 09/30/06 (USD)	NET UNREALIZED APPRECIATION (DEPRECIATION) (USD)

292,000	EUR	10/31/2006	$375,862	$370,870	$4,992

JPMorgan Bond Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Call Options Written

Name of Issuer	Exercise Price	Expiration Date	Notional Value (USD)	Premium (USD)	Value (USD)

FNMA, 30 Year Fixed, 6.00%, TBA, European Style	$100.00	11/06/06	$4,000,000	$(14,531)	$(20,482)

Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium (USD)	Value (USD)

U.S. 10 Year Treasury Bond, American Style	$111.00	02/23/07	17	$(4,732)	$(4,781)
U.S. 10 Year Treasury Bond, American Style	107.00	02/23/07	4	(5,895)	(7,062)

				$(10,627)	$(11,843)

Call Options Written on Interest Rate Swap

Counterparty	Exercise Rate *	Option Expiration Date	Swap Expiration Date	Notional Value (USD)	Premium (USD)	Value (USD)

Merrill Lynch Capital Services	5.42% semi-annually	03/22/16	03/24/26	$2,560,000	$(115,392)	$(115,230)

Receiver/Payer Straddle on Interest Rate Swaps

Counterparty	Exercise Rate **	Option Expiration Date	Swap Expiration Date	Notional Value (USD)	Premium (USD)	Value (USD)

Credit Suisse International	5.61% quarterly	08/04/08	08/06/18	$2,151,000	$(140,138)	$(145,164)
Credit Suisse International	5.52% quarterly	08/17/09	08/19/19	775,000	(58,125)	(61,417)
Credit Suisse International	5.49% quarterly	08/18/09	08/20/19	1,160,000	(87,174)	(91,690)

					$(285,437)	$(298,271)

Put Options Written

Description	Exercise Price	Expiration Date	Number of Contracts	Premium (USD)	Value (USD)

U.S. 10 Year Treasury Bond, American Style	$106.00	02/23/07	17	$(6,591)	$(6,641)
U.S. 10 Year Treasury Bond, American Style	$107.00	02/23/07	4	(3,863)	(2,688)

				$(10,454)	$(9,329)

Put Options Written on Interest Rate Swaps

Description	Exercise Rate ***	Option Expiration Date	Swap Expiration Date	Notional Value (USD)	Premium (USD)	Value (USD)

Merrill Lynch Capital Services	5.42% semi-annually	03/22/16	03/24/26	$2,560,000	$(115,392)	$(122,362)
Deutsche Bank AG, New York	5.58% semi-annually	05/19/08	05/21/13	577,500	(189,048)	(90,952)
Deutsche Bank AG, New York	5.58% semi-annually	05/19/08	05/21/13	16,516,500	(324,825)	(161,043)

					$(629,265)	$(374,357)

* The Fund will pay a floating rate based on 3-month USD LIBOR, if exercised.
** The Fund will pay or receive a floating rate based on 3-month USD LIBOR, if exercised.
*** The Fund will receive a floating rate based on 3-month USD LIBOR, if exercised.

JPMorgan Bond Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Interest Rate Swaps

	RATE TYPE (r)

SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT (USD)	VALUE (USD)

Citibank N.A.	3 month LIBOR quarterly	5.16% semi-annually	10/02/16	$365,000	$(452)
Citibank N.A.	3 month LIBOR quarterly	5.63% semi-annually	07/13/08	4,355,000	35,549
Citibank N.A.	5.14% semi-annually	3 month LIBOR quarterly	09/26/16	750,000	—
Citibank N.A.	5.15% semi-annually	3 month LIBOR quarterly	09/26/16	750,000	1,840
Citibank N.A.	5.63% semi-annually	3 month LIBOR quarterly	07/13/11	1,895,000	(44,302)
Credit Suisse International	3 month LIBOR quarterly	4.97% semi-annually	02/06/09	618,169	(436)
Credit Suisse International	5.12% semi-annually	3 month LIBOR quarterly	09/28/16	216,000	866
Credit Suisse International	3 month LIBOR quarterly	5.01% semi-annually	02/06/09	976,000	32
Deutsche Bank AG, New York	5.00% semi-annually	3 month LIBOR quarterly	09/28/11	10,200,000	33,768
Deutsche Bank AG, New York	4.98% semi-annually	3 month LIBOR quarterly	02/06/09	5,106,000	3,224
Deutsche Bank AG, New York	5.58% semi-annually	3 month LIBOR quarterly	05/21/13	669,400	(13,290)
Deutsche Bank AG, New York	5.29% semi-annually	3 month LIBOR quarterly	09/05/16	437,000	(3,869)
Deutsche Bank AG, New York	5.56% semi-annually	3 month LIBOR quarterly	08/19/11	860,000	(17,776)
Deutsche Bank AG, New York	5.58% semi-annually	3 month LIBOR quarterly	05/21/13	5,461,400	(156,509)
Deutsche Bank AG, New York	5.03% semi-annually	3 month LIBOR quarterly	11/15/10	1,170,000	(12,405)
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.05% semi-annually	09/28/08	11,855,000	(14,112)
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.08% semi-annually	03/05/09	937,004	1,508
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.10% semi-annually	09/28/16	2,865,000	(16,370)
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.11% semi-annually	02/06/09	1,171,000	2,072
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.23% semi-annually	02/20/09	976,000	4,050
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.23% semi-annually	09/21/08	488,000	959
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.37% semi-annually	09/05/18	482,000	4,929
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.76% semi-annually	05/21/38	1,238,300	131,387
Goldman Sachs Capital Management	3 month LIBOR quarterly	5.51% semi-annually	07/24/08	4,370,000	26,009
Goldman Sachs Capital Management	3 month LIBOR quarterly	5.32% semi-annually	08/18/08	8,200,000	24,988
Goldman Sachs Capital Management	5.30% semi-annually	3 month LIBOR quarterly	08/18/11	3,340,000	(30,950)
Goldman Sachs Capital Management	5.53% semi-annually	3 month LIBOR quarterly	07/24/11	1,895,000	(35,796)
Lehman Brothers Special Financing	5.09% semi-annually	3 month LIBOR quarterly	05/15/11	124,000	(1,627)
Lehman Brothers Special Financing	5.09% semi-annually	3 month LIBOR quarterly	09/27/16	5,765,000	38,300
Lehman Brothers Special Financing	5.42% semi-annually	3 month LIBOR quarterly	05/21/09	1,485,000	(31,817)
Lehman Brothers Special Financing	5.64% semi-annually	3 month LIBOR quarterly	08/30/16	1,135,000	(40,756)
Lehman Brothers Special Financing	5.79% semi-annually	3 month LIBOR quarterly	06/27/16	765,000	(47,310)
Lehman Brothers Special Financing	3 month LIBOR quarterly	5.05% semi-annually	09/27/08	11,870,000	(14,380)
Lehman Brothers Special Financing	3 month LIBOR quarterly	5.18% semi-annually	10/03/16	365,000	—
Lehman Brothers Special Financing	3 month LIBOR quarterly	5.21% semi-annually	09/27/36	1,490,000	(18,830)
Merrill Lynch Capital Services	5.16% semi-annually	3 month LIBOR quarterly	01/22/36	118,000	2,380
Merrill Lynch Capital Services	5.38% semi-annually	3 month LIBOR quarterly	12/17/35	400,000	1,480
Merrill Lynch Capital Services	3 month LIBOR quarterly	5.53% semi-annually	07/24/08	5,825,000	36,709
Merrill Lynch Capital Services	5.54% semi-annually	3 month LIBOR quarterly	07/24/11	2,530,000	(49,185)
Merrill Lynch Capital Services	3 month LIBOR quarterly	5.42% semi-annually	03/24/26	691,000	(1,925)

					$(202,047)

Credit Default Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT (USD)	VALUE (USD)

Bank of America	Sara Lee Corp., 6.13%, 11/01/32	Buy	49 BPS quarterly	09/20/11	$300,000	$(480)
Barclays Capital	Valero Energy Corp., 6.88%, 04/15/12	Buy	39 BPS quarterly	12/20/11	200,000	(291)
Bear Stearns Credit Products	XL Capital, 5.25%, 09/15/14	Buy	43 BPS semi-annually	09/20/11	250,000	(1,685)
Citibank, N.A.	Government of Argentina, 8.28%, 12/31/33	Buy	114 BPS semi-annually	10/20/07	260,000	(2,585)
Citibank, N.A.	Government of Argentina, 8.28%, 12/31/33	Sell	296.50 BPS semi-annually	10/20/10	260,000	10,721
Citibank, N.A.	Government of Indonesia, 6.75%, 03/10/14	Sell	185 BPS quarterly	06/20/11	245,000	5,545
Citibank, N.A.	Government of Philippines, 10.63%, 03/16/25	Buy	199 BPS quarterly	06/20/11	245,000	(6,185)
Citibank, N.A.	United Mexican States, 8.30%, 08/15/31	Sell	100 BPS semi-annually	05/20/10	2,000,000	46,170
Citibank, N.A.	United Mexican States, 8.30%, 08/15/31	Sell	105 BPS semi-annually	06/20/10	1,000,000	24,191
Citibank, N.A.	Pemex, 9.50%, 09/15/27	Buy	116.50 BPS semi-annually	05/20/10	2,000,000	(47,906)
Citibank, N.A.	Pemex, 9.50%, 09/15/27	Buy	125 BPS semi-annually	06/20/10	1,000,000	(26,203)
Credit Suisse International	Republic of Venezuela, 9.25%, 09/15/27	Sell	175 BPS semi-annually	06/20/11	90,000	1,299
Credit Suisse International	Republic of Venezuela, 9.25%, 09/15/27	Buy	64 BPS semi-annually	06/20/08	150,000	(485)
Deutsche Bank AG, New York	Government of Brazil, 12.25%, 03/06/30	Sell	235 BPS semi-annually	04/20/07	1,000,000	22,241
Deutsche Bank AG, New York (1)	Dow Jones CDX.NA.IG.6	Buy	40 BPS quarterly	06/20/11	6,500,000	(10,275)
Deutsche Bank AG, New York (2)	Dow Jones CDX.NA.IG.HVOL.6	Sell	75 BPS quarterly	06/20/11	1,600,000	825
Deutsche Bank AG, New York	Government of Indonesia, 6.75%, 03/10/14	Sell	205 BPS quarterly	06/20/11	295,000	7,506
Deutsche Bank AG, New York	Government of Indonesia, 6.75%, 03/10/14	Sell	176.5 BPS quarterly	09/20/11	40,000	437
Deutsche Bank AG, New York	Government of Indonesia, 6.75%, 03/10/14	Sell	185 BPS quarterly	06/20/11	590,000	10,108
Deutsche Bank AG, New York	Government of Philippines, 10.63%, 03/16/25	Buy	199 BPS quarterly	06/20/11	590,000	(11,308)
Deutsche Bank AG, New York	Government of Philippines, 10.63%, 03/16/25	Buy	221 BPS quarterly	06/20/11	295,000	(8,348)
Deutsche Bank AG, New York	Government of Philippines, 10.63%, 03/16/25	Buy	190 BPS quarterly	09/20/11	40,000	(505)
Deutsche Bank AG, New York	United Mexican States, 7.50%, 04/08/33	Buy	106 BPS semi-annually	06/20/10	1,500,000	(35,745)
Deutsche Bank AG, New York	United Mexican States, 7.50%, 04/08/33	Buy	105 BPS semi-annually	06/20/10	1,000,000	(23,464)
Deutsche Bank AG, New York	United Mexican States, 7.50%, 04/08/33	Buy	96 BPS semi-annually	07/20/10	1,000,000	(19,408)
Deutsche Bank AG, New York	United Mexican States, 7.50%, 04/08/33	Buy	29 BPS semi-annually	05/20/08	4,820,000	(11,885)
Deutsche Bank AG, New York	United Mexican States, 7.50%, 04/08/33	Sell	66.75 BPS semi-annually	05/20/11	2,140,000	18,102
Deutsche Bank AG, New York	Russian Federation, 5.00%, 3/31/30	Sell	101 BPS semi-annually	07/20/10	1,000,000	19,305
Deutsche Bank AG, New York	Russian Federation, 5.00%, 3/31/30	Sell	104 BPS semi-annually	06/20/10	1,000,000	21,139
Deutsche Bank AG, New York	Russian Federation, 5.00%, 3/31/30	Sell	105 BPS semi-annually	06/20/10	1,500,000	32,257
Goldman Sachs Capital Management	Cox Communicataions, 6.80%, 08/01/28	Sell	64 BPS quarterly	06/20/11	350,000	2,152
Goldman Sachs Capital Management (3)	Dow Jones CDX.NA.IG.6,	Sell	40 BPS quarterly	06/20/11	2,000,000	9,907
Goldman Sachs Capital Management	Gannett Co., 6.38%, 04/01/12	Buy	27 BPS quarterly	06/20/11	350,000	1,098
Goldman Sachs Capital Management	Tribune Co., 5.50%, 10/06/08	Buy	161 BPS quarterly	09/20/13	300,000	7,324
Goldman Sachs Capital Management	Valero Energy Corp., 6.88%, 04/15/12	Buy	39 BPS quarterly	12/20/11	100,000	(192)
Goldman Sachs Capital Management	Verizon Communications, 7.25%, 12/01/10	Buy	97 BPS quarterly	12/20/13	200,000	(170)
Goldman Sachs Capital Management	V.F. Corp., 8.50%, 10/01/10	Buy	30 BPS quarterly	09/20/11	350,000	(824)
Lehman Brothers Special Financing	Government of Argentina, 8.28%, 12/31/33	Sell	303.50 BPS semi-annually	10/20/10	350,000	44,600
Lehman Brothers Special Financing	Government of Argentina, 8.28%, 12/31/33	Sell	343 BPS semi-annually	09/20/10	600,000	25,161
Lehman Brothers Special Financing	Government of Brazil, 12.25%, 03/06/30	Sell	119 BPS semi-annually	09/20/11	190,000	(920)
Lehman Brothers Special Financing	Government of Brazil, 12.25%, 03/06/30	Sell	120 BPS semi-annually	09/20/11	200,000	(916)
Lehman Brothers Special Financing	Government of Brazil, 12.25%, 03/06/30	Buy	261.50 BPS semi-annually	10/20/10	350,000	(72,621)
Lehman Brothers Special Financing	Government of Brazil, 12.25%, 03/06/30	Buy	300 BPS semi-annually	09/20/10	600,000	(41,051)
Lehman Brothers Special Financing (4)	Dow Jones CDX.HY.100.S6.0611	Buy	345 BPS quarterly	06/20/11	2,000,000	(24,417)
Lehman Brothers Special Financing	Gazprom, 8.63%, 04/28/34	Sell	104 BPS semi-annually	10/20/07	800,000	8,312
Lehman Brothers Special Financing	Gazprom, 8.63%, 04/28/34	Sell	111 BPS semi-annually	10/20/07	800,000	9,089
Lehman Brothers Special Financing	Limited Brands, Inc., 6.13%, 12/01/12	Buy	67 BPS quarterly	09/20/11	300,000	(1,226)
Lehman Brothers Special Financing	Republic of Venezuela, 9.25%, 09/15/27	Sell	173 BPS semi-annually	06/20/11	295,000	3,669
Lehman Brothers Special Financing	Republic of Venezuela, 9.25%, 09/15/27	Sell	173 BPS semi-annually	06/20/11	295,000	3,655
Lehman Brothers Special Financing	Republic of Venezuela, 9.25%, 09/15/27	Buy	58 BPS semi-annually	06/20/08	690,000	(651)
Lehman Brothers Special Financing	Republic of Venezuela, 9.25%, 09/15/27	Buy	58 BPS semi-annually	06/20/08	690,000	(640)
Lehman Brothers Special Financing	Russian Federation, 12.75%, 6/24/28	Buy	54 BPS semi-annually	10/20/07	800,000	(3,804)
Lehman Brothers Special Financing	Russian Federation, 12.75%, 6/24/28	Buy	61 BPS semi-annually	10/20/07	800,000	(4,582)
Lehman Brothers Special Financing	Southwest Airlines, 6.50%, 03/01/12	Buy	30 BPS quarterly	09/20/13	300,000	(25)
Merrill Lynch, Inc.	Ace Ina Holdings, 8.88%, 08/15/29	Buy	31 BPS quarterly	06/20/11	200,000	(622)
Merrill Lynch, Inc.	Allstate, 6.75%, 05/15/18	Buy	21 BPS quarterly	06/20/11	200,000	(230)

JPMorgan Bond Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

SWAP COUNTERPARTY	REFERENCED OBLIGATION	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT (USD)		VALUE (USD)

Merrill Lynch, Inc.	Liberty Mutual Insurance Co., 7.88%, 10/15/26	Buy	30 BPS quarterly	06/20/11		200,000	(50)
Merrill Lynch, Inc.	St. Pauls Travelers, 8.13%, 04/15/10	Buy	26 BPS quarterly	06/20/11		200,000	(258)
Morgan Stanley Capital Services	Alrosa, 8.88%, 11/17/14	Sell	65 BPS quarterly	11/01/06		360,000	368
Morgan Stanley Capital Services	Government of Argentina, 8.28%, 12/31/33	Sell	338 BPS semi-annually	10/20/10		500,000	28,896
Morgan Stanley Capital Services	Government of Argentina, 8.28%, 12/31/33	Sell	400 BPS semi-annually	10/20/10		150,000	12,376
Morgan Stanley Capital Services	Government of Brazil, 12.25%, 03/06/30	Buy	290 BPS semi-annually	10/20/10		500,000	(40,869)
Morgan Stanley Capital Services	Government of Brazil, 12.25%, 03/06/30	Buy	335 BPS semi-annually	10/20/10		150,000	(15,007)
Morgan Stanley Capital Services	Encana Corp., 4.75%, 10/15/13	Buy	35 BPS quarterly	12/20/11		300,000	(3)
Morgan Stanley Capital Services	Gannett Co., 6.38%, 04/01/12	Buy	37 BPS quarterly	09/20/11		400,000	(364)
Morgan Stanley Capital Services	Government of Ukraine, 7.65%, 06/11/13	Sell	190 BPS semi-annually	07/20/10		650,000	7,033
Morgan Stanley Capital Services	Government of Ukraine, 7.65%, 06/11/13	Sell	176 BPS semi-annually	09/20/10		550,000	638
Morgan Stanley Capital Services	Kaupthing Bunadarbanki HF, 5.55%, 12/01/09	Sell	31 BPS quarterly	12/20/07	EUR	800,000	(742)
Morgan Stanley Capital Services	Linde AG Loan Facility, Tranche B, 5.85%, 11/03/07	Sell	25 BPS quarterly	03/20/08	GBP	140,000	(86)
Morgan Stanley Capital Services	United Mexican States, 7.50%, 04/08/33	Buy	112 BPS semi-annually	04/20/10		1,000,000	(28,736)
Morgan Stanley Capital Services	Republic of Venezuela, 9.25%, 09/15/27	Sell	132.50 BPS semi-annually	08/20/11		510,000	(5,448)
Morgan Stanley Capital Services	Russian Federation, 12.75%, 06/24/28	Buy	64 BPS semi-annually	09/20/10		550,000	(2,499)
Morgan Stanley Capital Services	Russian Federation, 5.00%, 03/31/30	Buy	90 BPS semi-annually	07/20/10		650,000	(9,986)
Morgan Stanley Capital Services	Russian Federation, 5.00%, 3/31/30	Sell	140 BPS semi-annually	04/20/10		1,000,000	35,957
Morgan Stanley Capital Services	Sara Lee Corp., 6.13%, 11/01/32	Buy	51 BPS quarterly	09/20/11		250,000	(849)
Morgan Stanley Capital Services	Talisman Energy Inc., 7.25%, 10/15/27	Buy	40 BPS quarterly	12/20/11		300,000	134
Morgan Stanley International	Landsbanki Island, 10/19/10	Sell	45 BPS quarterly	09/20/07	EUR	300,000	311
UBS Warburg	Government of Ukraine, 7.65%, 06/11/13	Sell	184 BPS semi-annually	08/20/10		1,000,000	11,394
UBS Warburg	Russian Federation, 5.00%, 03/31/30	Buy	90 BPS semi-annually	08/20/10		1,000,000	(15,507)
UBS Warburg	Weyerhaeuser Co., 6.75%, 03/15/12	Buy	51 BPS quarterly	09/20/11		300,000	803

							$(47,330)

(1) Premiums received of $5,373.
(2) Premiums paid of $161.
(3) Premiums paid of $18,924.
(4) Premiums received of $67,476.

Price Lock Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT (USD)	VALUE (USD)

Deutsche Bank AG, New York (b)	FHLB 30 Year, 5.38%, 08/19/11	$ 101.61	11/16/06	$860,000	$3,195
Deutsche Bank AG, New York (b)	FHLMC 30 Year, 4.50%, 01/15/14	96.91	11/16/06	1,095,000	5,364
Deutsche Bank AG, New York (b)	FNMA 30 Year, 6.63%, 11/15/10	105.66	10/05/06	1,100,000	7,388
Lehman Brothers Special Financing (b)	FHLB 30 Year, 5.75%, 06/27/16	102.78	10/12/06	765,000	10,437
Lehman Brothers Special Financing (b)	FHLMC 30 Year, 5.25%, 05/21/09	100.40	10/19/06	1,485,000	7,237
Lehman Brothers Special Financing (b)	FNMA 30 Year, 6.00%, 05/15/11	103.71	10/05/06	120,000	896

					$34,517

(b) Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock.

Total Return Swap

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	EXPIRATION DATE	NOTIONAL VALUE (USD)	VALUE (USD)

Deutsche Bank AG, New York	Lehman AAA 8.5 Year+CMBS Index	Spread lock with carry amount + 10 BPS	Total Return on Lehman AAA 8.5 Year + CMBS Index	12/01/06	$3,000,000	$2,154

JPMorgan Bond Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Abbreviations
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(r)	Rates shown are per annum and payments are as described.

BPS	Basis Points
CMO	Collateralized Mortgage Obligation
EUR	Euro
FHLB	Federal Home Loan Bank
FHLMC	Freddie Mac
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2006.
IF	IF Inverse Floaters represent securities that pay interest at a rate that increases(decreases) with a decline (incline) in a specified index.
IO	IO Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool.

The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London interbank offering rate.
SUB	Step-Up Bond. The rate shown is the rate in effect as of September 30, 2006.
TBA	To Be Announced
TRAINS	Targeted Return Index
USD	United States Dollar
VAR	Variable. The interest rate shown is the rate in effect as of September 30, 2006.

JPMorgan International Equity Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)

Shares	Security Description	Value ($)

	Long-Term Investments — 97.2% (l)
	Common Stock — 97.2%
	Australia — 1.4%
58,050	BHP Billiton Ltd.	1,100,425
33,800	Zinifex Ltd.	295,352

		1,395,777

	Belguim — 1.9%
39,620	Dexia	1,025,983
19,230	Fortis	779,767

		1,805,750

	Brazil — 1.6%
42,428	Cia Vale do Rio Doce ADR	914,748
7,148	Petroleo Brasileiro S.A. ADR	599,217

		1,513,965

	Finland — 1.3%
65,862	Nokia OYJ	1,297,403

	France — 12.9%
5,877	Accor S.A.	399,992
1,327	Arkema (a)	62,614
42,974	AXA S.A.	1,583,549
16,926	BNP Paribas	1,818,961
20,380	Cie de Saint-Gobain	1,477,519
9,912	Imerys S.A.	828,865
10,405	Lafarge S.A.	1,342,232
13,200	Sanofi-Aventis	1,173,539
57,496	Total S.A.	3,771,177

		12,458,448

	Germany — 4.2%
6,950	BASF AG	557,196
16,254	Bayerische Motoren Werke AG	870,053
34,450	Deutsche Post AG	902,916
367	Linde AG	34,578
3,700	SAP AG	733,056
11,330	Siemens AG	985,987

		4,083,786

	Hong Kong — 1.1%
117,500	Esprit Holdings Ltd.	1,070,761

	Ireland — 0.8%
39,620	Bank of Ireland	771,236

	Italy — 5.4%
113,000	Banca Intesa S.p.A.	742,977
96,874	ENI S.p.A.	2,878,452
41,700	Mediaset S.p.A.	448,140
141,100	UniCredito Italiano S.p.A.	1,170,977

		5,240,546

	Japan — 21.5%
25,100	Astellas Pharma, Inc.	1,010,516
94,000	Bank of Yokohama Ltd.	741,624
27,700	Canon, Inc.	1,447,585

JPMorgan International Equity Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)

17,000	Credit Saison Co., Ltd.	716,919
23,000	Daikin Industries Ltd.	681,249
3,300	Hirose Electric Co., Ltd.	437,586
37,400	Honda Motor Co., Ltd.	1,256,912
30,500	Hoya Corp.	1,150,289
49,800	Mitsubishi Corp.	938,025
135	Mitsubishi Tokyo UFJ Financial Group, Inc.	1,737,143
42,000	Mitsui Fudosan Co., Ltd.	955,181
134	Mizuho Financial Group, Inc.	1,040,414
10,500	Nidec Corp.	792,000
49,500	Nikko Cordial Corp.	575,289
15,600	Nitto Denko Corp.	924,147
9,000	Secom Co., Ltd.	445,987
28,800	Seven & I Holdings Co., Ltd.	927,877
16,400	Shin-Etsu Chemical Co., Ltd.	1,047,384
22,400	Sony Corp.	904,648
5,900	SMC Corp.	781,550
98,000	Sumitomo Corp.	1,225,326
104	Sumitomo Mitsui Financial Group, Inc.	1,092,090

		20,829,741

	Mexico — 0.5%
5,400	Fomento Economico Mexicano S.A. de C.V. ADR	523,476

	Netherlands — 4.4%
27,039	ING Groep N.V. CVA	1,188,266
29,125	Koninklijke Philips Electronics N.V.	1,019,411
66,284	Reed Elsevier N.V.	1,105,215
37,324	Wolters Kluwer N.V. CVA, Class C	972,324

		4,285,216

	South Korea — 0.9%
1,210	Samsung Electronics Co., Ltd.	848,293

	Spain — 3.0%
15,940	Altadis S.A.	757,268
57,400	Banco Bilbao Vizcaya Argentaria S.A.	1,327,381
44,550	Banco Popular Espanol S.A.	730,459

		2,815,108

	Sweden — 1.3%
371,900	Telefonaktiebolaget LM Ericsson, Class B	1,284,904

	Switzerland — 11.5%
13,545	Adecco S.A.	816,632
15,185	Holcim Ltd.	1,240,158
5,510	Nestle S.A.	1,919,949
29,472	Novartis AG	1,719,491
10,749	Roche Holding AG	1,857,074
40,900	UBS AG	2,444,866
4,418	Zurich Financial Services AG	1,084,717

		11,082,887

	United Kingdom — 23.5%
136,727	Barclays plc	1,724,215
90,650	BG Group plc	1,101,527
14,700	BHP Billiton plc	253,298
44,270	British Land Co. plc	1,129,322
165,168	Centrica plc	1,005,191
84,305	GlaxoSmithKline plc	2,242,086
175,200	HSBC Holdings plc	3,197,953
152,490	Kingfisher plc	700,545

JPMorgan International Equity Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)

270,887	Morrison Supermarkets	1,233,455
38,219	Royal Bank of Scotland Group plc	1,315,044
35,600	Schroders plc	620,281
89,736	Smith & Nephew plc	822,616
41,510	Standard Chartered plc	1,062,361
293,403	Tesco plc	1,977,039
875,428	Vodafone Group plc	1,999,644
64,140	Wolseley plc	1,346,188
81,790	WPP Group plc.	1,013,135

		22,743,900

	Total Investments — 97.2% (Cost $64,321,420)	94,051,197
	Other Assets in Excess of Liabilities — 2.8%	2,697,866

	Net Assets 100.0%	$96,749,063

Percentages indicated are based on net assets.

The following table presents the portfolio investments of the Fund by industry classifications as a percentage of net assets:

Industry	Percentage

Commerical Banks	20.2%
Oil, Gas & Consumable Fuels	8.6
Pharmaceuticals	8.3
Food & Staples Retailing	4.3
Capital Markets	3.8
Media	3.7
Trading Companies & Distributors	3.6
Construction Materials	3.5
Insurance	2.8
Chemicals	2.7
Communications Equipment	2.7
Metals & Mining	2.7
Electronic Equipment and Instruments	2.4
Automobiles	2.2
Building Products	2.2
Real Estate Management & Development	2.2
Wireless Telecommunications Services	2.1
Diversified Financial Services	2.0
Food Products	2.0
Household Durables	2.0
Specialty Retail	1.8
Office Electronics	1.5
Commerical Services and Supplies	1.3
Industrial Conglomerates	1.0
Multi-Utlities	1.0
Other (Less than 1.0%)	6.6
Total Investments	97.2

JPMorgan International Equity Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Abbreviations:
(a) — Non-income producing security.
(l) — All of portion of this security is segregated with the custodian for forward foreign currency contracts.
ADR — American Depositary Receipt
CVA — Dutch Certification

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation:	$30,434,119
Aggregate gross unrealized depreciation:	(704,342)

Net unrealized appreciation/depreciation:	$29,729,777

Federal income tax cost of investments:	$64,321,420

JPM Mid Cap Value Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 97.9%
	Common Stocks — 97.9%
	Beverages — 1.9%
436	Brown-Forman Corp., Class B	33,429
3,869	Constellation Brands, Inc., Class A (a)	111,356

		144,785

	Building Products — 1.0%
1,714	American Standard Cos., Inc.	71,941

	Capital Markets — 2.3%
2,932	E*Trade Financial Corp. (a)	70,121
1,042	Northern Trust Corp.	60,855
918	T. Rowe Price Group, Inc.	43,941

		174,917

	Chemicals — 4.9%
1,575	Albemarle Corp.	85,571
1,241	Ashland, Inc.	79,145
1,367	PPG Industries, Inc.	91,685
1,450	Sigma-Aldrich Corp.	109,721

		366,122

	Commercial Banks — 7.1%
1,266	Cullen/Frost Bankers, Inc.	73,223
1,053	M&T Bank Corp.	126,330
3,407	North Fork Bancorp, Inc.	97,578
1,246	Synovus Financial Corp.	36,589
2,225	TCF Financial Corp.	58,493
1,846	Wilmington Trust Corp.	82,235
782	Zions Bancorp	62,395

		536,843

	Commercial Services & Supplies — 0.9%
1,711	Republic Services, Inc.	68,815

	Computers & Peripherals — 1.0%
1,886	NCR Corp. (a)	74,467

	Construction Materials — 2.0%
1,941	Vulcan Materials Co.	151,915

	Containers & Packaging — 1.3%
2,507	Ball Corp.	101,416

	Distributors — 1.6%
2,744	Genuine Parts Co.	118,336

	Diversified Telecommunication Services — 2.5%
2,906	CenturyTel, Inc.	115,285
5,293	Windstream Corp.	69,812

		185,097

	Electric Utilities — 3.5%
2,092	American Electric Power Co., Inc.	76,082
997	FirstEnergy Corp.	55,715
1,808	PPL Corp.	59,493
2,970	Westar Energy, Inc.	69,818

		261,108

	Electrical Equipment — 1.3%
1,794	AMETEK, Inc.	78,133
263	Cooper Industries Ltd. Class A	22,413

		100,546

	Electronic Equipment & Instruments — 1.7%
781	Amphenol Corp., Class A	48,336
590	Arrow Electronics, Inc. (a)	16,170
2,183	Jabil Circuit, Inc.	62,363

		126,869

	Food & Staples Retailing — 0.7%
1,693	SUPERVALU, Inc.	50,191

	Food Products — 1.7%
2,019	Dean Foods Co. (a)	84,826
4,293	Del Monte Foods Co.	44,862

		129,688

	Gas Utilities — 3.7%
1,201	AGL Resources, Inc.	43,825
1,880	Energen Corp.	78,720
1,166	Questar Corp.	95,344
2,523	UGI Corp.	61,690

		279,579

	Health Care Providers & Services — 6.0%
1,885	Community Health Systems, Inc. (a)	70,408
3,094	Coventry Health Care, Inc. (a)	159,395
1,140	Henry Schein, Inc. (a)	57,171
2,010	Omnicare, Inc.	86,624
1,310	Quest Diagnostics, Inc.	80,126

		453,724

	Hotels, Restaurants & Leisure — 3.0%
3,195	Applebee’s International, Inc.	68,726
3,368	Hilton Hotels Corp.	93,807
2,043	OSI Restaurant Partners, Inc.	64,768

		227,301

	Household Durables — 1.5%
1,534	Fortune Brands, Inc.	115,204

	Household Products — 1.4%
1,628	Clorox Co.	102,545

JPM Mid Cap Value Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Industrial Conglomerates — 2.2%
1,080	Carlisle Cos., Inc.	90,862
1,684	Walter Industries, Inc.	71,886

		162,748

	Insurance — 7.6%
3,311	Assurant, Inc.	176,846
2,049	Cincinnati Financial Corp.	98,474
1,237	IPC Holdings Ltd. (Bermuda)	37,623
5,395	Old Republic International Corp.	119,507
1,360	Principal Financial Group	73,799
1,168	Safeco Corp.	68,813

		575,062

	IT Services — 0.9%
1,294	Affiliated Computer Services, Inc., Class A (a)	67,096

	Machinery — 2.0%
1,758	Crane Co.	73,464
946	Dover Corp.	44,892
417	Harsco Corp.	32,396

		150,752

	Media — 4.5%
2,365	Cablevision Systems Corp., Class A	53,702
3,195	Clear Channel Communications, Inc.	92,176
2,060	Clear Channel Outdoor Holdings, Inc., Class A (a)	42,016
1,398	Interactive Data Corp. (a)	27,882
1,315	McClatchy Co., Class A	55,484
96	Washington Post Co. (The), Class B	70,656

		341,916

	Multi-Utilities — 2.6%
2,213	Energy East Corp.	52,488
1,750	PG&E Corp.	72,900
1,783	SCANA Corp.	71,805

		197,193

	Multiline Retail — 0.4%
662	Federated Department Stores, Inc.	28,601

	Oil, Gas & Consumable Fuels — 5.1%
2,283	Devon Energy Corp.	144,184
1,487	Kinder Morgan, Inc.	155,870
3,579	Williams Cos., Inc.	85,424

		385,478

	Paper & Forest Products — 0.3%
887	MeadWestvaco Corp.	23,516

	Personal Products — 0.8%
1,567	Estee Lauder Cos., Inc., (The), Class A	63,205

	Pharmaceuticals — 0.4%
2,236	Warner Chilcott Ltd. (Bermuda) (a)	29,740

	Real Estate Investment Trusts (REITs) — 3.0%
1,530	iStar Financial, Inc.	63,788
1,851	Rayonier, Inc.	69,951
863	Vornado Realty Trust	94,078

		227,817

	Real Estate Management & Development — 2.2%
2,899	Brookfield Properties Corp. (Canada)	102,382
1,138	Forest City Enterprises, Inc., Class A	61,799

		164,181

	Road & Rail — 1.0%
1,666	Norfolk Southern Corp.	73,370

	Specialty Retail — 6.0%
2,669	Autonation, Inc. (a)	55,773
1,179	AutoZone, Inc. (a)	121,780
3,292	Limited Brands, Inc.	87,197
3,422	Tiffany & Co.	113,610
2,748	TJX Cos., Inc.	77,035

		455,395

	Textiles, Apparel & Luxury Goods — 3.2%
1,075	Columbia Sportswear Co. (a)	60,011
2,520	V.F. Corp.	183,827

		243,838

	Thrifts & Mortgage Finance — 2.5%
972	Golden West Financial Corp.	75,110
1,081	MGIC Investment Corp.	64,797
1,078	Webster Financial Corp.	50,785

		190,692

	Wireless Telecommunication Services — 2.2%
1,692	ALLTEL Corp.	93,901
1,692	Telephone & Data Systems, Inc.	69,126

		163,027

	Total Common Stocks (Cost $6,268,528)	7,385,036

Principal Amount ($)

	Short-Term Investment — 2.1%
	Investment Company — 2.1%
155,000	JPMorgan Prime Money Market Fund (b) (m) (Cost $155,000)	155,000

	Investments of Cash Collateral for Securities Loaned — 5.7%
	Certificates of Deposit — 2.2%
1,000	ABN Amro Bank, Chicago, FRN, 5.32%, 12/26/06	1,000
22,994	Bank of Nova Scotia, New York, FRN, 5.31%, 05/21/07	22,994
1,000	Calyon, New York, FRN, 5.32%, 12/12/06	1,000

JPM Mid Cap Value Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

25,000	Comerica, FRN, 5.31%, 08/24/07	25,000
20,072	DEPFA Bank, New York, FRN, 5.32%, 11/30/06	20,072
1,000	KBC, New York, FRN, 5.32%, 12/12/06	1,000
9,499	Natexis Banques Populaires, New York, FRN, 5.39%, 01/09/08	9,499
18,499	Nordea Bank, New York, FRN, 5.32%, 01/03/07	18,499
15,000	Royal Bank of Canada, FRN, 5.30%, 11/13/06	15,000
20,001	Skandi, New York, FRN, 5.33%, 08/27/07	20,001
9,998	Sun Trust Bank, Atlanta, FRN, 5.31%, 06/28/07	9,998
	Wells Fargo Bank, San Francisco,
10,000	FRN, 5.30%, 11/27/06	10,000
9,000	FRN, 5.30%, 12/01/06	9,000

		163,063

	Corporate Notes — 3.2%
2,000	Alliance and Leister plc, FRN, 5.32%, 10/29/07	2,000
11,000	Allstate Life Global Funding II, FRN, 5.31%, 10/29/07	11,000
27,000	American Express Credit Corp., FRN, 5.33%, 06/12/07	27,000
2,000	Bank of America, FRN, 5.31%, 11/07/06	2,000
15,850	Banque Federative Du Credit, FRN, 5.33%, 07/13/07	15,850
8,501	Beta Finance, Inc., FRN, 5.44%, 03/15/07	8,501
	Dorada Finance Inc.
3,500	FRN, 5.37%, 01/14/08	3,500
25,000	FRN, 5.38%, 11/15/07	25,000
15,002	General Electric Capital Corp., FRN, 5.42%, 12/08/06	15,002
20,000	Goldman Sachs Group, Inc., FRN, 5.54%, 12/28/07	20,000
5,000	Landsbanki Islands HF, FRN, 5.41%, 03/16/07	5,000
14,499	Liberty Lighthouse U.S. Capital, FRN, 5.34%, 10/24/06	14,499
	Links Finance LLC,
19,997	FRN, 5.37%, 10/15/07	19,997
7,000	FRN, 5.42%, 10/06/06	7,000
30,000	Macquarie Bank Ltd, FRN, 5.34%, 04/20/07	30,000
15,000	Morgan Stanley, FRN, 5.56%, 10/29/07	15,000
23,241	National City Bank, Cleveland, FRN, 5.27%, 10/04/07	23,241
1,000	Sigma Finance Inc., FRN, 5.37%, 10/24/07	1,000

		245,590

	Repurchase Agreement — 0.3%
24,606	Bank of America Securities LLC, 5.39%, dated 09/29/06, due 10/02/06, repurchase price $24,617, collateralized by U.S. Government Agency Mortgages.	24,606

	Total Investments of Cash Collateral for Securities Loaned (Cost $433,259)	433,259

	Total Investments — 105.7% (Cost $6,856,788)	7,973,295
	Liabilities in Excess of Other Assets — (5.7)%	(430,440)

	NET ASSETS — 100.0%	$7,542,855

Percentages indicated are based on net assets.

Abbreviations:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2006

	As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

	Aggregate gross unrealized appreciation	$1,210,392
	Aggregate gross unrealized depreciation	(93,885)

	Net unrealized appreciation/depreciation	$1,116,507

	Federal income tax cost of investments	$6,856,788

JPMorgan Small Company Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)

Shares	Security Description	Value ($)

	Long-Term Investments — 97.4%
	Common Stocks — 97.4%
	Aerospace & Defense — 2.0%
2,100	AAR Corp. (a) (m)	50,064
5,800	BE Aerospace, Inc. (a)	122,322
2,800	Ceradyne, Inc. (a)	115,052
1,900	Curtiss-Wright Corp.	57,665
8,900	Esterline Technologies Corp. (a)	300,464
3,500	Heico Corp.	120,050
4,200	K&F Industries Holdings, Inc. (a)	78,876
21,100	Moog, Inc., Class A (a)	731,326
2,900	Orbital Sciences Corp. (a)	54,433
1,200	Triumph Group, Inc.	50,820
1,600	United Industrial Corp.	85,600

		1,766,672

	Air Freight & Logistics — 0.2%
6,000	Hub Group, Inc., Class A (a)	136,680

	Airlines — 1.4%
3,200	Alaska Air Group, Inc. (a)	121,728
19,400	Continental Airlines, Inc., Class B (a)	549,214
19,400	ExpressJet Holdings, Inc. (a)	128,234
16,900	Mesa Air Group, Inc. (a)	131,144
5,500	Republic Airways Holdings, Inc. (a)	85,360
9,500	Skywest, Inc.	232,940

		1,248,620

	Auto Components — 0.6%
7,100	Aftermarket Technology Corp. (a)	126,096
5,400	ArvinMeritor, Inc.	76,896
700	Sauer-Danfoss, Inc.	16,786
2,500	Shiloh Industries, Inc. (a)	33,700
13,300	Tenneco, Inc. (a)	311,087

		564,565

	Automobiles — 0.0% (g)
6,500	Fleetwood Enterprises, Inc. (a)	43,745

	Beverages — 0.1%
5,000	National Beverage Corp.	59,550

	Biotechnology — 2.2%
3,700	Alexion Pharmaceuticals, Inc. (a)	125,726
6,600	Alkermes, Inc. (a)	104,610
3,200	Amylin Pharmaceuticals, Inc. (a)	141,024
6,300	BioMarin Pharmaceuticals, Inc. (a)	89,649
5,100	Cell Genesys, Inc. (a)	23,307
10,900	Cubist Pharmaceuticals, Inc. (a)	236,966
4,500	GTx, Inc. (a)	41,580
2,600	ICOS Corp. (a)	65,156
8,000	Incyte Corp. (a)	33,840
3,300	Martek Biosciences Corp. (a)	70,983
8,400	Medarex, Inc. (a)	90,216
5,000	Myogen, Inc. (a)	175,400
7,500	Myriad Genetics, Inc. (a)	184,875
3,500	Progenics Pharmaceuticals, Inc. (a)	82,110
14,600	Renovis, Inc. (a)	200,896
3,800	Theravance, Inc. (a)	102,752

JPMorgan Small Company Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)

3,800	United Therapeutics Corp. (a)	199,652

		1,968,742

	Building Products — 1.3%
1,400	Ameron International Corp.	93,016
3,400	ElkCorp.	92,310
1,700	Griffon Corp. (a)	40,579
800	Insteel Industries, Inc.	15,896
5,100	NCI Building Systems, Inc. (a)	296,667
13,200	Universal Forest Products, Inc.	647,460

		1,185,928

	Capital Markets — 0.8%
1,700	Calamos Asset Management, Inc.	49,844
12,600	Knight Capital Group, Inc., Class A (a)	229,320
3,400	LaBranche & Co., Inc. (a)	35,258
2,000	optionsXpress Holdings, Inc.	55,760
800	Piper Jaffray Cos. (a)	48,496
12,681	Technology Investment Capital Corp.	185,523
1,000	TradeStation Group, Inc. (a)	15,070
3,800	Waddell & Reed Financial, Inc.	94,050

		713,321

	Chemicals — 1.5%
1,200	Balchem Corp.	23,748
2,800	Georgia Gulf Corp.	76,776
9,300	H.B. Fuller Co.	217,992
12,400	Hercules, Inc. (a)	195,548
2,800	Kronos Worldwide, Inc.	80,612
3,200	NewMarket Corp.	186,112
2,500	Pioneer Cos., Inc. (a)	61,275
14,300	PolyOne Corp. (a)	119,119
2,200	Schulman (A.), Inc.	51,722
7,000	Spartech Corp.	187,390
10,800	W.R. Grace & Co. (a)	143,208

		1,343,502

	Commercial Banks — 7.0%
3,600	Amcore Financial, Inc.	109,044
2,420	Ameris Bancorp	65,848
600	Associated Banc-Corp.	19,500
600	BancFirst Corp.	28,032
3,350	Bank of Granite Corp.	58,726
900	Capital Corp. of the West	27,918
2,900	Capitol Bancorp Ltd.	129,050
1,800	Cardinal Financial Corp.	19,728
2,600	Center Financial Corp.	61,828
4,000	Central Pacific Financial Corp.	146,320
1,890	Chemical Financial Corp.	56,095
2,400	City Holding Co.	95,688
2,600	Columbia Banking System, Inc.	83,226
6,200	Community Bank System, Inc.	137,392
1,640	Community Trust Bancorp, Inc.	61,746
400	Enterprise Financial Services Corp.	12,344
12,000	First Bancorp	132,720
3,700	First Regional Bancorp (a)	126,059
2,600	First Republic Bank	110,656
7,800	First State Bancorp, Inc.	202,566
1,300	FNB Corp.	46,813
2,175	Glacier Bancorp, Inc.	74,320
1,300	Great Southern Bancorp, Inc.	36,530
4,300	Greater Bay Bancorp	121,303
18,000	Hanmi Financial Corp.	352,800

JPMorgan Small Company Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)

1,500	Heritage Commerce Corp.	34,710
800	Horizon Financial Corp.	23,888
8,575	IBERIABANK Corp.	523,075
6,033	Independent Bank Corp.	146,475
4,100	International Bancshares Corp.	121,688
2,800	Intervest Bancshares Corp. (a)	121,968
2,300	Lakeland Financial Corp.	54,073
904	Macatawa Bank Corp.	20,693
1,300	MB Financial, Inc.	47,931
2,541	Mercantile Bank Corp.	100,497
15,600	Nara Bancorp, Inc.	285,324
4,470	Oriental Financial Group	53,282
3,700	Pacific Capital Bancorp	99,789
2,400	Peoples Bancorp, Inc.	70,152
735	Premierwest Bancorp	11,753
7,900	PrivateBancorp, Inc.	361,188
15,100	R&G Financial Corp., Class B	112,495
8,770	Republic Bancorp, Inc.	116,904
441	Republic Bancorp, Inc., Class A	9,327
700	Santander Bancorp	13,223
300	Sierra Bancorp	9,375
1,000	Simmons First National Corp., Class A	29,010
4,900	Southwest Bancorp, Inc.	126,518
12,500	Sterling Bancshares, Inc.	253,125
6,050	Sterling Financial Corp.	196,201
6,800	Summit Bancshares, Inc.	191,216
2,600	Taylor Capital Group, Inc.	76,830
1,000	TriCo Bancshares	24,750
2,905	Umpqua Holdings Corp.	83,083
700	Virginia Commerce Bancorp (a)	15,540
5,800	West Coast Bancorp	177,132
6,300	Westamerica Bancorp	318,213
3,900	Wilshire Bancorp, Inc.	74,256

		6,219,936

	Commercial Services & Supplies — 3.2%
2,500	American Ecology Corp.	49,350
1,100	Banta Corp.	52,360
600	Clean Harbors, Inc. (a)	26,130
2,000	Coinstar, Inc. (a)	57,560
5,100	Consolidated Graphics, Inc. (a)	306,867
500	CRA International, Inc. (a)	23,830
5,200	Deluxe Corp.	88,920
8,000	First Consulting Group, Inc. (a)	78,000
3,500	Geo Group, Inc. (The) (a)	147,875
4,100	Heidrick & Struggles International, Inc. (a)	147,600
8,300	Herman Miller, Inc.	283,943
3,300	Hudson Highland Group, Inc. (a)	32,340
30,900	IKON Office Solutions, Inc.	415,296
4,800	John H. Harland Co.	174,960
17,800	Kforce, Inc. (a)	212,354
1,900	Korn/Ferry International (a)	39,786
7,700	Labor Ready, Inc. (a)	122,661
6,100	Navigant Consulting, Inc. (a)	122,366
5,100	Spherion Corp. (a)	36,465
12,000	TeleTech Holdings, Inc. (a)	187,560
2,900	Tetra Tech, Inc. (a)	50,518
3,100	United Stationers, Inc. (a)	144,181
2,100	Volt Information Sciences, Inc. (a)	74,655

		2,875,577

JPMorgan Small Company Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Communications Equipment — 2.6%
15,500	3Com Corp. (a)	68,355
12,100	Arris Group, Inc. (a)	138,666
5,100	Avocent Corp. (a)	153,612
1,900	Bel Fuse, Inc., Class B	60,971
3,400	Black Box Corp.	132,328
3,500	C-COR, Inc. (a)	30,030
6,400	CommScope, Inc. (a)	210,304
1,400	Digi International, Inc. (a)	18,900
2,500	Ditech Networks, Inc. (a)	19,275
8,100	Extreme Networks, Inc. (a)	29,403
15,000	Finisar Corp. (a)	54,450
6,800	Foundry Networks, Inc. (a)	89,420
4,500	Harmonic, Inc. (a)	33,075
17,700	Inter-Tel, Inc.	382,320
5,300	Interdigital Communications Corp. (a)	180,730
1,700	Mastec, Inc. (a)	18,819
9,000	MRV Communications, Inc. (a)	24,840
3,800	NETGEAR, Inc. (a)	78,242
6,400	Packeteer, Inc. (a)	55,104
8,400	Plantronics, Inc.	147,252
1,600	Polycom, Inc. (a)	39,248
8,500	Powerwave Technologies, Inc. (a)	64,600
1,600	Radyne Corp. (a)	19,584
3,300	Redback Networks, Inc. (a)	45,804
1,700	SafeNet, Inc. (a)	30,923
3,400	Sonus Networks, Inc. (a)	17,884
10,100	Symmetricom, Inc. (a)	81,507
5,300	Tekelec (a)	68,688
7,400	UTStarcom, Inc. (a)	65,638

		2,359,972

	Computers & Peripherals — 1.2%
8,300	Adaptec, Inc. (a)	36,603
26,600	Brocade Communications Systems, Inc. (a)	187,796
1,100	Electronics for Imaging, Inc. (a)	25,168
8,700	Gateway, Inc. (a)	16,443
8,300	Hypercom Corp. (a)	56,274
5,700	Imation Corp.	228,855
6,200	Komag, Inc. (a)	198,152
20,800	McData Corp., Class A (a)	104,624
6,400	Palm, Inc. (a)	93,184
11,600	Quantum Corp. (a)	25,288
2,600	Synaptics, Inc. (a)	63,362

		1,035,749

	Construction & Engineering — 0.1%
2,200	Washington Group International, Inc.	129,492

	Construction Materials — 0.1%
3,000	Headwaters, Inc. (a)	70,050
7,200	U.S. Concrete, Inc. (a)	46,872

		116,922

	Consumer Finance — 2.0%
7,400	Advance America Cash Advance Centers, Inc.	106,708
2,800	Advanta Corp., Class B	103,320
2,200	Asta Funding, Inc.	82,478
21,600	Cash America International, Inc.	844,128
4,000	CompuCredit Corp. (a)	120,840
4,697	Dollar Financial Corp. (a)	102,489
2,300	Ezcorp, Inc., Class A (a)	88,964
2,500	First Cash Financial Services, Inc. (a)	51,475

JPMorgan Small Company Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)

1,300	United PanAm Financial Corp. (a)	20,124
6,100	World Acceptance Corp. (a)	268,278

		1,788,804

	Containers & Packaging — 0.8%
1,900	AEP Industries, Inc. (a)	79,705
1,300	Greif, Inc., Class A	104,143
14,300	Myers Industries, Inc.	243,100
2,300	Rock-Tenn Co., Class A	45,540
5,300	Silgan Holdings, Inc.	199,068

		671,556

	Distributors — 0.1%
4,500	Building Material Holding Corp.	117,090

	Diversified Consumer Services — 0.3%
4,200	Alderwoods Group, Inc. (a)	83,286
4,300	Vertrue, Inc. (a)	169,076

		252,362

	Diversified Financial Services — 0.1%
2,300	Marlin Business Services, Inc. (a)	48,070
6,800	Medallion Financial Corp.	75,004

		123,074

	Diversified Telecommunication Services — 2.0%
4,500	Broadwing Corp. (a)	56,790
101,500	Cincinnati Bell, Inc. (a)	489,230
6,800	CT Communications, Inc.	147,696
3,000	Golden Telecom, Inc. (Russia)	90,750
49,300	Premiere Global Services, Inc. (a)	427,924
3,300	Talk America Holdings, Inc. (a)	31,350
15,400	Time Warner Telecom, Inc., Class A (a)	292,754
16,200	Windstream Corp.	213,678

		1,750,172

	Electric Utilities — 1.0%
12,000	El Paso Electric Co. (a)	268,080
2,000	Idacorp, Inc.	75,620
666	UIL Holdings Corp.	24,975
8,200	Unisource Energy Corp.	273,306
9,200	Westar Energy, Inc.	216,292

		858,273

	Electrical Equipment — 1.4%
2,600	A.O. Smith Corp.	102,518
4,500	Acuity Brands, Inc.	204,300
3,400	Encore Wire Corp. (a)	119,986
5,300	Evergreen Solar, Inc. (a)	43,990
6,200	General Cable Corp. (a)	236,902
2,700	Power-One, Inc. (a)	19,548
12,000	Regal-Beloit Corp.	522,000

		1,249,244

	Electronic Equipment & Instruments — 2.7%
6,400	Aeroflex, Inc. (a)	65,792
9,000	Agilysis, Inc.	126,360
9,000	Anixter International, Inc. (a)	508,230
8,600	Benchmark Electronics, Inc. (a)	231,168
5,230	Brightpoint, Inc. (a)	74,371
1,100	CalAmp Corp. (a)	6,699
3,300	Checkpoint Systems, Inc. (a)	54,483
6,300	CTS Corp.	86,814
3,000	Echelon Corp. (a)	24,660
17,700	Global Imaging Systems, Inc (a)	390,639
4,600	Insight Enterprises, Inc. (a)	94,806
3,800	Itron, Inc. (a)	212,040

JPMorgan Small Company Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)

3,000	KEMET Corp. (a)	24,210
1,200	MTS Systems Corp.	38,808
4,900	Plexus Corp. (a)	94,080
3,100	Radisys Corp. (a)	65,875
1,100	Rofin-Sinar Technologies, Inc. (a)	66,847
800	Sunpower Corp., Class A (a)	22,192
4,800	Technitrol, Inc.	143,280
9,500	TTM Technologies, Inc. (a)	111,150

		2,442,504

	Energy Equipment & Services — 2.5%
2,600	Basic Energy Services, Inc. (a)	63,440
21,700	Grey Wolf, Inc. (a)	144,956
2,900	Gulfmark Offshore, Inc. (a)	92,336
5,134	Hanover Compressor Co. (a)	93,541
2,700	Hercules Offshore, Inc. (a)	83,835
2,500	Hydril Co. (a)	140,150
5,100	Input/Output, Inc. (a)	50,643
4,600	Lone Star Technologies, Inc. (a)	222,548
2,000	Lufkin Industries, Inc.	105,840
2,400	Newpark Resources (a)	12,792
2,400	NS Group, Inc. (a)	154,920
4,600	Oil States International, Inc. (a)	126,500
13,600	Parker Drilling Co. (a)	96,288
4,000	RPC, Inc.	73,280
2,700	T-3 Energy Services, Inc.	54,189
11,700	Trico Marine Services, Inc. (a)	394,875
3,900	Union Drilling, Inc. (a)	42,900
4,700	Veritas DGC, Inc. (a)	309,354

		2,262,387

	Food & Staples Retailing — 0.6%
1,200	Nash Finch Co.	28,236
7,100	Pantry, Inc. (The) (a)	400,227
7,400	Spartan Stores, Inc.	125,060

		553,523

	Food Products — 0.4%
10,800	Chiquita Brands International, Inc.	144,504
2,050	Flowers Foods, Inc.	55,104
4,600	J & J Snack Foods Corp.	143,060
2,200	Pilgrim’s Pride Corp.	60,170

		402,838

	Gas Utilities — 1.2%
4,300	New Jersey Resources Corp.	211,990
4,300	Nicor, Inc.	183,868
3,300	Northwest Natural Gas Co.	129,624
3,700	South Jersey Industries, Inc.	110,667
7,400	Southwest Gas Corp.	246,568
4,900	WGL Holdings, Inc.	153,566

		1,036,283

	Health Care Equipment & Supplies — 3.0%
2,500	Arrow International, Inc.	79,525
4,000	Arthrocare Corp. (a)	187,440
1,000	Aspect Medical Systems, Inc. (a)	17,070
1,400	Biosite, Inc. (a)	64,722
1,600	Conmed Corp. (a)	33,776
19,400	Encore Medical Corp. (a)	122,220
3,000	Haemonetics Corp. (a)	140,400
4,700	Hologic, Inc. (a)	204,544
7,825	Immucor, Inc. (a)	175,358
3,400	Integra LifeSciences Holdings Corp. (a)	127,432

JPMorgan Small Company Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)

1,300	Inverness Medical Innovations, Inc. (a)	45,188
2,200	Kyphon, Inc. (a)	82,324
7,600	Lifecell Corp. (a)	244,872
2,100	Mentor Corp.	105,819
4,900	Neurometrix, Inc. (a)	93,149
1,400	Palomar Medical Technologies, Inc. (a)	59,080
3,300	PolyMedica Corp.	141,273
3,900	Stereotaxis, Inc. (a)	40,365
12,400	Steris Corp.	298,344
1,600	SurModics, Inc. (a)	56,192
8,900	Thoratec Corp. (a)	138,929
7,900	Viasys Healthcare, Inc. (a)	215,196

		2,673,218

	Health Care Providers & Services — 2.7%
2,100	Air Methods Corp. (a)	49,560
15,500	Alliance Imaging, Inc. (a)	121,055
5,700	Apria Healthcare Group, Inc. (a)	112,518
8,000	Centene Corp. (a)	131,520
14,500	Five Star Quality Care, Inc. (a)	156,020
2,900	Genesis HealthCare Corp. (a)	138,127
7,600	inVentiv Health, Inc. (a)	243,428
4,600	Kindred Healthcare, Inc. (a)	136,758
5,400	LCA Vision, Inc.	223,074
4,200	Magellan Health Services, Inc. (a)	178,920
900	Molina Healthcare, Inc. (a)	31,824
8,700	Owens & Minor, Inc.	286,143
14,100	PSS World Medical, Inc. (a)	281,859
4,700	Res-Care, Inc. (a)	94,423
4,100	Symbion, Inc. (a)	75,276
4,750	United Surgical Partners International, Inc. (a)	117,942

		2,378,447

	Health Care Technology — 1.1%
500	Allscripts Healthcare Solutions, Inc. (a)	11,225
3,300	Computer Programs & Systems, Inc.	108,141
5,600	Eclipsys Corp. (a)	100,296
5,500	Merge Technologies, Inc. (a)	37,840
6,500	Omnicell, Inc. (a)	116,285
15,200	Per-Se Technologies, Inc. (a)	346,256
14,900	Trizetto Group (a)	225,586

		945,629

	Hotels, Restaurants & Leisure — 1.7%
2,400	Bob Evans Farms, Inc.	72,672
5,400	CBRL Group, Inc.	218,322
17,200	Domino’s Pizza, Inc.	441,180
2,000	Dover Downs Gaming & Entertainment, Inc.	24,300
3,400	Jack in the Box, Inc. (a)	177,412
2,400	Monarch Casino & Resort, Inc. (a)	46,536
5,400	Multimedia Games, Inc. (a)	49,032
2,900	Rare Hospitality International, Inc. (a)	88,624
10,100	Ruby Tuesday, Inc.	284,719
6,700	Ryan’s Restaurant Group, Inc. (a)	106,329
8,400	Six Flags, Inc. (a)	43,932

		1,553,058

	Household Durables — 1.4%
10,600	Champion Enterprises, Inc. (a)	73,140
67	CSS Industries, Inc.	1,991
4,500	Directed Electronics, Inc. (a)	67,950
1,600	Ethan Allen Interiors, Inc.	55,456
6,200	Furniture Brands International, Inc.	118,048

JPMorgan Small Company Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)

4,700	Kimball International, Inc., Class B	90,710
2,400	Meritage Homes Corp. (a)	99,864
3,300	Stanley Furniture Co., Inc.	70,323
3,900	Tempur-Pedic International, Inc. (a)	66,963
32,100	Tupperware Brands Corp.	624,666

		1,269,111

	Household Products — 0.0% (g)
4,500	Spectrum Brands, Inc. (a)	37,980

	Independent Power Producers & Energy Traders — 0.1%
2,800	Black Hills Corp.	94,108

	Insurance — 2.8%
1,600	American Physicians Capital, Inc. (a)	77,408
3,900	Argonaut Group, Inc. (a)	121,017
5,200	Commerce Group, Inc.	156,260
11,850	Delphi Financial Group, Inc.	472,578
4,200	Direct General Corp.	56,532
3,400	LandAmerica Financial Group, Inc.	223,686
6,400	Meadowbrook Insurance Group, Inc. (a)	72,064
2,300	National Financial Partners Corp.	94,369
200	Navigators Group, Inc. (a)	9,602
2,900	Odyssey Re Holdings Corp.	97,962
22,400	PMA Capital Corp., Class A (a)	197,568
6,600	Safety Insurance Group, Inc.	321,156
3,400	Selective Insurance Group	178,874
11,000	Zenith National Insurance Corp.	438,790

		2,517,866

	Internet & Catalog Retail — 0.1%
2,600	Netflix, Inc. (a)	59,228

	Internet Software & Services — 2.0%
200	aQuantive, Inc. (a)	4,724
8,300	Ariba, Inc. (a)	62,167
3,100	Art Technology Group, Inc. (a)	7,936
900	Click Commerce, Inc. (a)	20,358
36,000	CMGI, Inc. (a)	38,160
17,100	CNET Networks, Inc. (a)	163,818
2,800	Digital Insight Corp. (a)	82,096
3,200	Digital River, Inc. (a)	163,584
21,100	Digitas, Inc. (a)	202,982
2,200	EarthLink, Inc. (a)	15,994
5,800	Interwoven, Inc. (a)	63,974
3,800	Ipass, Inc. (a)	17,784
5,900	j2 Global Communications, Inc. (a)	160,303
8,700	Openwave Systems, Inc. (a)	81,432
4,200	RealNetworks, Inc. (a)	44,562
23,500	United Online, Inc.	286,230
7,300	ValueClick, Inc. (a)	135,342
4,500	WebEx Communications, Inc. (a)	175,590
3,100	webMethods, Inc. (a)	23,715
3,600	Websense, Inc. (a)	77,796

		1,828,547

	IT Services — 2.0%
36,900	BearingPoint, Inc. (a)	290,034
7,300	BISYS Group, Inc. (The) (a)	79,278
4,200	CACI International, Inc., Class A (a)	231,042
13,400	Ciber, Inc. (a)	88,842
2,800	Covansys Corp. (a)	47,992
3,900	CSG Systems International, Inc. (a)	103,077
4,300	Gartner, Inc. (a)	75,637
700	Gevity HR, Inc.	15,946

JPMorgan Small Company Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)

4,200	infoUSA, Inc.	34,860
6,800	Keane, Inc. (a)	97,988
8,900	Lightbridge, Inc. (a)	104,308
3,100	Lionbridge Technologies (a)	23,653
4,500	Mantech International Corp., Class A (a)	148,545
9,000	Perot Systems Corp., Class A (a)	124,110
1,200	Startek, Inc.	14,964
8,500	SYKES Enterprises, Inc. (a)	172,975
2,500	Talx Corp.	61,300
3,300	Tyler Technologies, Inc. (a)	42,669

		1,757,220

	Leisure Equipment & Products — 0.6%
5,600	JAKKS Pacific, Inc. (a)	99,848
5,000	K2, Inc. (a)	58,650
3,500	MarineMax, Inc. (a)	89,075
6,200	RC2 Corp. (a)	207,886
3,100	Steinway Musical Instruments, Inc. (a)	86,800

		542,259

	Life Sciences Tools & Services — 0.5%
700	Bio-Rad Laboratories, Inc., Class A (a)	49,511
3,200	Diversa Corp. (a)	25,664
1,100	Exelixis, Inc. (a)	9,581
4,400	Illumina, Inc. (a)	145,376
1,200	Kendle International, Inc. (a)	38,424
1,500	Molecular Devices Corp. (a)	27,735
13,500	Nektar Therapeutics (a)	194,535

		490,826

	Machinery — 2.7%
5,400	Accuride Corp. (a)	59,454
5,200	Astec Industries, Inc. (a)	131,300
12,300	Barnes Group, Inc.	215,988
5,400	Briggs & Stratton Corp.	148,770
3,800	Cascade Corp.	173,470
2,800	CIRCOR International, Inc.	85,540
1,500	EnPro Industries, Inc. (a)	45,090
1,600	Freightcar America, Inc.	84,800
3,400	Greenbrier Cos., Inc.	98,634
700	Middleby Corp. (The) (a)	53,942
1,900	Miller Industries, Inc. (a)	34,713
4,000	Mueller Industries, Inc.	140,680
2,100	NACCO Industries, Inc., Class A	285,411
5,200	Navistar International Corp. (a)	134,264
2,900	Valmont Industries, Inc.	151,525
4,000	Wabash National Corp.	54,760
15,600	Wabtec Corp.	423,228
3,400	Watts Water Technologies, Inc., Class A	107,984

		2,429,553

	Media — 1.8%
1,300	Advo, Inc.	36,374
3,900	Belo Corp., Class A	61,659
2,900	Catalina Marketing Corp.	79,750
85,300	Charter Communications, Inc., Class A (a)	129,656
16,900	Entravision Communications Corp. Class A (a)	125,736
3,700	Gray Television, Inc.	23,717
8,600	Harris Interactive, Inc. (a)	52,460
6,300	Lee Enterprises, Inc.	159,012
15,800	Lodgenet Entertainment Corp. (a)	298,304
3,100	Media General, Inc., Class A	116,932
5,900	Playboy Enterprises, Inc., Class B (a)	55,519

JPMorgan Small Company Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)

5,400	ProQuest Co. (a)	70,308
4,400	Scholastic Corp. (a)	137,060
10,800	Sinclair Broadcast Group, Inc., Class A	84,780
3,400	Valassis Communications, Inc. (a)	60,010
7,900	World Wrestling Entertainment, Inc.	129,797

		1,621,074

	Metals & Mining — 1.9%
2,100	AK Steel Holding Corp. (a)	25,494
900	Aleris International, Inc. (a)	45,486
2,800	Century Aluminum Co. (a)	94,220
3,500	Chaparral Stell Co. (a)	119,210
3,500	Cleveland-Cliffs, Inc.	133,385
3,300	Gibraltar Industries, Inc.	73,194
7,400	Metal Management, Inc.	206,016
3,400	NN, Inc.	40,222
8,500	Olympic Steel, Inc.	211,310
1,300	Oregon Steel Mills, Inc. (a)	63,531
11,250	Quanex Corp.	341,438
13,600	Ryerson, Inc.	297,704
500	Schnitzer Steel Industries, Inc.	15,770

		1,666,980

	Multi-Utilities — 0.7%
5,100	Avista Corp.	120,768
4,300	NorthWestern Corp.	150,414
11,400	PNM Resources, Inc.	314,298

		585,480

	Multiline Retail — 0.1%
3,700	Bon-Ton Stores, Inc. (The)	110,038

	Oil, Gas & Consumable Fuels — 2.2%
2,500	Alon USA Energy, Inc.	73,725
1,400	ATP Oil & Gas Corp. (a)	51,716
1,700	Callon Petroleum Co. (a)	23,052
4,000	Energy Partners Ltd. (a)	98,600
1,900	Giant Industries, Inc. (a)	154,280
6,400	Harvest Natural Resources, Inc. (a)	66,240
697	Helix Energy Solutions Group, Inc. (a)	23,280
14,100	Houston Exploration Co. (a)	777,615
1,300	Penn Virginia Corp.	82,433
6,305	PetroHawk Energy Corp. (a)	65,446
3,800	Stone Energy Corp. (a)	153,824
3,300	Swift Energy Co. (a)	138,006
8,900	USEC, Inc.	85,796
10,000	Vaalco Energy, Inc. (a)	71,800
1,500	World Fuel Services Corp.	60,675

		1,926,488

	Personal Products — 0.7%
4,300	Elizabeth Arden, Inc. (a)	69,488
1,500	Mannatech, Inc.	26,580
16,300	NBTY, Inc. (a)	477,101
8,900	Parlux Fragrances, Inc. (a)	45,301

		618,470

	Pharmaceuticals — 1.8%
4,900	Adams Respiratory Therapeutics, Inc. (a)	179,291
8,900	Adolor Corp. (a)	123,443
3,600	Alpharma, Inc., Class A	84,204
8,400	Andrx Corp. (a)	205,212
5,200	AtheroGenics, Inc. (a)	68,484
16,150	AVANIR Pharmaceuticals, Class A (a)	111,758
1,900	Bentley Pharmaceuticals, Inc. (a)	22,800

JPMorgan Small Company Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)

5,600	Cardiome Pharma Corp. (Canada) (a)	64,680
25,000	Cypress Bioscience, Inc. (a)	182,500
6,500	Durect, Corp. (a)	26,650
7,500	Medicis Pharmaceutical Corp., Class A	242,625
800	Par Pharmaceutical Cos., Inc. (a)	14,592
1,300	Salix Pharmaceuticals Ltd. (a)	17,628
3,900	Sciele Pharma, Inc. (a)	73,476
6,200	Valeant Pharmaceuticals International	122,636
4,800	Viropharma, Inc. (a)	58,416

		1,598,395

	Real Estate Investment Trusts (REITs) — 7.2%
11,200	American Home Mortgage Investment Corp.	390,544
10,600	Anthracite Capital, Inc.	136,316
8,500	Ashford Hospitality Trust, Inc.	101,405
1,900	BioMed Realty Trust, Inc.	57,646
9,700	Crescent Real Estate Equities Co.	211,557
4,500	Entertainment Properties Trust	221,940
8,900	Equity Inns, Inc.	141,688
39,900	FelCor Lodging Trust, Inc.	799,995
8,400	First Potomac Realty Trust (m)	253,848
7,900	Friedman Billings Ramsey Group, Inc., Series A	63,437
5,000	Glimcher Realty Trust	123,900
4,800	Impac Mortgage Holdings, Inc.	44,976
21,900	Innkeepers USA Trust	356,751
6,600	KKR Financial Corp.	161,964
2,800	LaSalle Hotel Properties	121,352
11,700	Lexington Corporate Properties Trust	247,806
13,500	LTC Properties, Inc.	327,375
10,700	MFA Mortgage Investments, Inc.	79,715
1,500	Mid-America Apartment Communities, Inc.	91,830
900	Mills Corp. (The)	15,039
20,500	Nationwide Health Properties, Inc.	548,170
9,800	Pennsylvania Real Estate Investment Trust	417,186
10,600	Post Properties, Inc.	503,712
1,500	PS Business Parks, Inc., Class A	90,450
4,200	RAIT Investment Trust	121,170
6,600	Saul Centers, Inc.	297,000
16,400	Sunstone Hotel Investors, Inc.	487,408

		6,414,180

	Road & Rail — 1.5%
1,300	Amerco, Inc. (a)	96,395
2,500	Arkansas Best Corp.	107,575
3,200	Dollar Thrifty Automotive Group, Inc. (a)	142,624
12,650	Genesee & Wyoming, Inc. (a)	293,733
950	Marten Transport Ltd. (a)	16,236
2,250	Old Dominion Freight Line (a)	67,567
300	PAM Transportation Services, Inc. (a)	7,518
700	Quality Distribution, Inc. (a)	10,304
9,000	RailAmerica, Inc. (a)	98,280
10,700	Saia, Inc. (a)	348,820
6,000	U.S. Xpress Enterprises, Inc. (a)	138,900

		1,327,952

	Semiconductors & Semiconductor Equipment — 4.0%
700	Actel Corp. (a)	10,885
3,200	ADE Corp. (a) (m)	102,464
7,100	Advanced Energy Industries, Inc. (a)	120,984
10,900	AMIS Holdings, Inc. (a)	103,441
16,600	Amkor Technology, Inc. (a)	85,656
11,500	Applied Micro Circuits Corp. (a)	33,235

JPMorgan Small Company Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)

10,400	Asyst Technologies, Inc. (a)	70,304
7,100	Axcelis Technologies, Inc. (a)	50,126
5,000	Brooks Automation, Inc. (a)	65,250
3,900	Cabot Microelectronics Corp. (a)	112,398
11,600	Cirrus Logic, Inc. (a)	84,564
4,100	Cohu, Inc.	73,103
37,600	Conexant Systems, Inc. (a)	75,200
6,500	Credence Systems Corp. (a)	18,525
4,400	Cymer, Inc. (a)	193,204
3,900	Diodes, Inc. (a)	168,363
2,800	DSP Group, Inc. (a)	63,980
7,806	Entegris, Inc. (a)	85,164
3,400	Intevac, Inc. (a)	57,120
6,600	IXYS Corp. (a)	55,374
2,400	Kopin Corp. (a)	8,040
7,700	Kulicke & Soffa Industries, Inc. (a)	68,068
4,900	Lattice Semiconductor Corp. (a)	33,418
11,100	LTX Corp. (a)	55,611
8,900	Mattson Technology, Inc. (a)	73,870
9,100	Micrel, Inc. (a)	87,269
1,422	Micron Technology, Inc.	24,743
6,800	Microsemi Corp. (a)	128,180
8,500	MIPS Technologies, Inc. (a)	57,375
4,700	MKS Instruments, Inc. (a)	95,457
7,200	Omnivision Technologies, Inc. (a)	102,744
35,000	ON Semiconductor Corp. (a)	205,800
7,500	Photronics, Inc. (a)	105,975
19,400	RF Micro Devices, Inc. (a)	147,052
2,780	Rudolph Technologies, Inc. (a)	50,957
1,100	Semitool, Inc. (a)	11,374
4,900	Semtech Corp. (a)	62,524
9,400	Silicon Image, Inc. (a)	119,568
7,100	Silicon Storage Technology, Inc. (a)	29,252
13,400	Skyworks Solutions, Inc. (a)	69,546
1,900	Standard Microsystems Corp. (a)	53,998
1,100	Supertex, Inc. (a)	42,757
1,200	Tessera Technologies, Inc. (a)	41,736
3,950	Varian Semiconductor Equipment Associates, Inc. (a)	144,965
5,400	Zoran Corp. (a)	86,832

		3,536,451

	Software — 3.5%
14,900	Actuate Corp. (a)	65,858
1,400	Ansoft Corp. (a)	34,874
2,400	Ansys, Inc. (a)	106,032
19,300	Aspen Technology, Inc. (a)	210,756
3,600	Epicor Software Corp. (a)	47,196
2,900	EPIQ Systems, Inc. (a)	42,659
1,500	eSpeed, Inc. Class A (a)	13,800
1,400	Filenet Corp. (a)	48,762
8,700	Hyperion Solutions Corp. (a)	299,976
7,900	Informatica Corp. (a)	107,361
3,800	Intergraph Corp. (a)	162,944
5,600	Internet Security Systems (a)	155,456
1,400	InterVoice, Inc. (a)	8,876
3,600	JDA Software Group, Inc. (a)	55,512
1,600	Macrovision Corp. (a)	37,904
3,800	Magma Design Automation, Inc. (a)	34,580
1,700	Manhattan Associates, Inc. (a)	41,038
3,400	Mapinfo Corp. (a)	43,622

JPMorgan Small Company Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)

6,600	Mentor Graphics Corp. (a)	92,928
2,700	MicroStrategy, Inc. (a)	274,941
1,700	MRO Software, Inc. (a)	43,639
11,940	Parametric Technology Corp. (a)	208,472
800	Pegasystems, Inc.	6,984
9,600	Progress Software Corp. (a)	249,600
1,200	Quality Systems, Inc.	46,548
7,000	Quest Software, Inc. (a)	99,960
12,100	Secure Computing Corp. (a)	76,593
500	SPSS, Inc. (a)	12,465
11,000	Sybase, Inc. (a)	266,640
4,300	TIBCO Software, Inc. (a)	38,614
3,100	Transaction Systems Architechs, Inc. (a)	106,392
5,600	Wind River Systems, Inc. (a)	59,976

		3,100,958

	Specialty Retail — 5.8%
15,700	Aaron Rents, Inc.	360,786
10,400	Asbury Automotive Group, Inc.	214,240
2,200	Build-A-Bear Workshop, Inc. (a)	50,094
42,500	Charming Shoppes, Inc. (a)	606,900
3,600	Children’s Place Retail Stores, Inc. (The) (a)	230,508
14,700	CSK Auto Corp. (a)	207,270
10,100	Dress Barn, Inc. (a)	220,382
4,600	Genesco, Inc. (a)	158,562
3,000	Group 1 Automotive, Inc.	149,700
9,700	Guess?, Inc. (a)	470,741
5,200	Lithia Motors, Inc., Class A	128,544
14,800	Men’s Wearhouse, Inc.	550,708
10,600	Pacific Sunwear of California, Inc. (a)	159,848
7,500	Payless Shoesource, Inc. (a)	186,750
5,900	Petco Animal Supplies, Inc. (a)	168,976
17,900	Rent-A-Center, Inc. (a)	524,291
7,550	Select Comfort Corp. (a)	165,194
2,000	Shoe Carnival, Inc. (a)	50,440
2,000	Sonic Automotive, Inc.	46,180
4,950	Stage Stores, Inc.	145,233
9,800	Tween Brands, Inc. (a)	368,480

		5,163,827

	Textiles, Apparel & Luxury Goods — 2.3%
9,800	Brown Shoe Co., Inc.	351,232
2,700	Columbia Sportswear Co. (a)	150,741
2,800	Deckers Outdoor Corp. (a)	132,496
12,700	Maidenform Brands Inc. (a)	245,110
4,400	Movado Group, Inc.	111,848
900	Oxford Industries, Inc.	38,619
7,500	Phillips-Van Heusen	313,275
7,600	Skechers U.S.A., Inc., Class A (a)	178,676
4,900	Steven Madden Ltd.	192,276
6,400	Timberland Co., Class A (a)	184,128
3,900	Unifirst Corp.	121,836

		2,020,237

	Thrifts & Mortgage Finance — 2.1%
4,600	Accredited Home Lenders Holding Co. (a)	165,324
2,300	City Bank	108,169
1,900	Commercial Capital Bancorp, Inc.	30,286
18,700	Corus Bankshares, Inc.	418,132
2,200	Downey Financial Corp.	146,388
2,100	Federal Agricultural Mortgage Corp., Class C	55,587
9,657	First Niagara Financial Group, Inc.	140,799

JPMorgan Small Company Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)

1,200	First Place Financial Corp.	27,192
2,100	FirstFed Financial Corp. (a)	119,112
2,600	Flagstar Bancorp, Inc.	37,830
1,200	ITLA Capital Corp.	64,512
3,600	TierOne Corp.	122,148
5,900	United Community Financial Corp.	72,688
28,795	W Holding Co., Inc.	170,179
3,200	WSFS Financial Corp.	199,008

		1,877,354

	Tobacco — 0.1%
19,000	Alliance One International, Inc. (a)	77,900
1,570	Vector Group Ltd.	25,465

		103,365

	Trading Companies & Distributors — 1.2%
37,775	Applied Industrial Technologies, Inc.	921,710
7,000	BlueLinx Holdings, Inc.	66,640
4,500	Kaman Corp.	81,045

		1,069,395

	Wireless Telecommunication Services — 0.4%
8,900	Centennial Communications Corp.	47,437
36,900	Dobson Communications Corp. (a)	259,038
2,800	InPhonic, Inc. (a)	22,176
2,400	Syniverse Holdings, Inc. (a)	36,000

		364,651

	Total Common Stocks (Total Cost $78,856,700)	86,959,428

	Short-Term Investments — 5.1%
	Investment Company — 4.9%
4,332,893	JPMorgan Prime Money Market Fund (b) (m) (Cost $4,332,893)	4,332,893

Principal Amount ($)

	U.S. Treasury Notes — 0.2%
180,000	U.S. Treasury Notes, 4.52%, 11/30/06 (k) (m) (n) (Cost $179,429)	179,395

	Total Short-Term Investments (Cost $4,512,322)	4,512,288

	Total Investments — 102.5% (Cost $83,369,022)	91,471,716
	Liabilities in Excess of Other Assets — (2.5%)	(2,200,150)

	NET ASSETS 100.0%	$89,271,566

Percentages indicated are based on net assets.

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value At 09/30/06 (USD)

6	Russell 2000 Index	December, 2006	$2,196,300

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation:	$13,977,056
Aggregate gross unrealized depreciation:	(5,874,362)

Net unrealized appreciation/depreciation:	$8,102,694

Federal income tax cost of investments:	$83,369,022

JPMorgan Small Company Portfolio

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Abbreviations:
(a)	Non-Income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Act of 1940, as amended, and above advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or portion of this security is segregated for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
USD	United States Dollar

JPMorgan U.S. Large Cap Core Equity Portfolio

Schedule of Portfolio of Investments
As of September 30, 2006 (Unaudited)

Shares	Security Description	Value ($)

	Long-Term Investments — 98.6%
	Common Stocks — 98.6%
	Aerospace & Defense — 4.7%
9,075	Boeing Co.	715,564
16,875	Raytheon Co.	810,169
12,875	United Technologies Corp.	815,631

		2,341,364

	Air Freight & Logistics — 0.9%
4,375	FedEx Corp.	475,475

	Auto Components — 1.1%
7,800	Johnson Controls, Inc.	559,572

	Beverages — 2.0%
16,675	Coca-Cola Co. (The)	745,039
3,400	Molson Coors Brewing Co., Class B	234,260

		979,299

	Biotechnology — 2.1%
14,475	Amgen, Inc. (a)	1,035,397

	Capital Markets — 2.4%
2,500	Ameriprise Financial, Inc.	117,250
3,100	Goldman Sachs Group, Inc.	524,427
7,775	Morgan Stanley	566,875

		1,208,552

	Chemicals — 1.4%
12,125	Praxair, Inc.	717,315

	Commercial Banks — 2.2%
14,775	U.S. Bancorp	490,826
11,275	Wachovia Corp.	629,145

		1,119,971

	Commercial Services & Supplies — 0.5%
6,675	Waste Management, Inc.	244,839

	Communications Equipment — 5.3%
22,775	Cisco Systems, Inc. (a)	523,825
31,225	Corning, Inc. (a)	762,202
34,800	Motorola, Inc.	870,000
14,175	QUALCOMM, Inc.	515,261

		2,671,288

	Computers & Peripherals — 5.6%
3,050	Apple Computer, Inc. (a)	234,942
27,575	Dell, Inc. (a)	629,813
28,125	Hewlett-Packard Co.	1,031,906
11,375	International Business Machines Corp.	932,067

		2,828,728

	Consumer Finance — 1.3%
11,975	American Express Co.	671,558

	Diversified Financial Services — 7.6%
30,500	Bank of America Corp.	1,633,885
6,875	CIT Group, Inc.	334,331
36,550	Citigroup, Inc.	1,815,439

		3,783,655

	Diversified Telecommunication Services — 1.2%
16,375	Verizon Communications, Inc.	608,004

	Electric Utilities — 1.2%
14,075	Edison International	586,083

	Food & Staples Retailing — 4.1%

JPMorgan U.S. Large Cap Core Equity Portfolio

Schedule of Portfolio of Investments
As of September 30, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)

10,375	CVS Corp.	333,245
20,175	Safeway, Inc.	612,311
22,850	Wal-Mart Stores, Inc.	1,126,962

		2,072,518

	Health Care Equipment & Supplies — 1.2%
12,675	Baxter International, Inc.	576,206

	Health Care Providers & Services — 3.0%
10,975	Cardinal Health, Inc.	721,496
3,075	Medco Health Solutions, Inc. (a)	184,838
7,475	WellPoint, Inc. (a)	575,949

		1,482,283

	Hotels, Restaurants & Leisure — 2.1%
27,400	McDonald’s Corp.	1,071,888

	Household Durables — 0.5%
3,100	Whirlpool Corp.	260,741

	Household Products — 1.2%
9,475	Procter & Gamble Co.	587,261

	Industrial Conglomerates — 3.6%
37,575	General Electric Co.	1,326,397
16,650	Tyco International Ltd. (Bermuda)	466,034

		1,792,431

	Insurance — 5.9%
11,175	Allstate Corp. (The)	701,008
4,550	AMBAC Financial Group, Inc.	376,512
19,925	Genworth Financial, Inc.	697,574
6,575	Hartford Financial Services Group, Inc.	570,381
12,875	St. Paul Travelers Cos., Inc. (The)	603,709

		2,949,184

	IT Services — 0.4%
6,850	Accenture Ltd., Class A (Bermuda)	217,214

	Media — 4.5%
29,500	Comcast Corp., Special Class A (a)	1,085,895
52,950	Time Warner, Inc.	965,278
5,600	Viacom, Inc., Class B (a)	208,208

		2,259,381

	Metals & Mining — 0.6%
5,075	United States Steel Corp.	292,726

	Multi-Utilities — 1.2%
20,700	Duke Energy Corp.	625,140

	Multiline Retail — 0.9%
6,475	J.C. Penney Co., Inc.	442,825

	Oil, Gas & Consumable Fuels — 8.6%
8,975	Chevron Corp.	582,118
14,750	ConocoPhillips	878,067
35,650	El Paso Corp.	486,266
19,150	Exxon Mobil Corp.	1,284,965
6,775	Marathon Oil Corp.	520,998
11,250	Occidental Petroleum Corp.	541,238

		4,293,652

	Pharmaceuticals — 6.4%
11,225	Johnson & Johnson	728,951
46,435	Pfizer, Inc.	1,316,897
4,025	Sepracor, Inc. (a)	194,971
19,450	Wyeth	988,838

		3,229,657

	Road & Rail — 1.7%
18,850	Norfolk Southern Corp.	830,343

	Semiconductors & Semiconductor Equipment — 0.8%
11,575	Texas Instruments, Inc.	384,869

	Software — 3.9%
51,300	Microsoft Corp.	1,402,029

JPMorgan U.S. Large Cap Core Equity Portfolio

Schedule of Portfolio of Investments
As of September 30, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)

31,975	Oracle Corp. (a)	567,236

		1,969,265

	Specialty Retail — 1.1%
15,775	Home Depot, Inc.	572,159

	Textiles, Apparel & Luxury Goods — 0.8%
5,175	V.F. Corp.	377,516

	Thrifts & Mortgage Finance — 2.8%
14,100	Freddie Mac	935,253
10,625	Washington Mutual, Inc.	461,869

		1,397,122

	Tobacco — 2.6%
17,000	Altria Group, Inc.	1,301,350

	Wireless Telecommunication Services — 1.2%
33,767	Sprint Nextel Corp.	579,104

	Total Common Stocks (Cost $39,462,286)	49,395,935

	Short-Term Investment — 1.2%
	Investment Company — 1.2%
589,186	JPMorgan Prime Money Market Fund (b) (m) (Cost $589,186)	589,186

	Total Investments — 99.8% (Cost $40,051,472)	49,985,121
	Other Assets in Excess of Liabilities — 0.2%	105,621

	NET ASSETS 100.0%	50,090,742

Percentages indicated are based upon net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA’s, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation:	$10,137,379
Aggregate gross unrealized depreciation:	(203,730)

Net unrealized appreciation/depreciation:	$9,933,649

Federal income tax cost of investments:	$40,051,472

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Series Trust II

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 29, 2006

By:	/s/____________________________________

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

November 29, 2006